UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street, Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Harford, Connecticut 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Praxis Mutual Funds

Semi-Annual Report

for the six months ended June 30, 2017 (unaudited)

Praxis Mutual Funds	**Class A**	**Class I**
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund (formerly named Small Cap Fund)	MMSCX	MMSIX

Praxis Genesis Portfolios	**Class A**
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis Mutual Funds®

A fund family of Everence

Table of Contents

Message from the President	1

Performance	2

Praxis Impact Bond Fund
Schedule of Investments	4
Praxis International Index Fund
Schedule of Investments	11
Praxis Value Index Fund
Schedule of Investments	21
Praxis Growth Index Fund
Schedule of Investments	25
Praxis Small Cap Index Fund
Schedule of Investments	29
Praxis Genesis Conservative Portfolio
Schedule of Investments	35
Praxis Genesis Balanced Portfolio
Schedule of Investments	36
Praxis Genesis Growth Portfolio
Schedule of Investments	37
Financial Statements
Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	42
Financial Highlights	45
Notes to Financial Statements	53

Additional Fund Information (unaudited)	63

Message from the President

Dear Praxis shareholder:

Stock markets in the U.S. and abroad moved higher during the first half of the year as investors remained confident in underlying global economic growth, corporate profits, and the broadly supportive stance of central bankers. Companies exhibiting strong growth fared better than those with lower valuations and non-U.S. stock markets fared better than U.S. markets.

Despite the U.S. Federal Reserve’s (the “Fed”) two tightening moves in the federal funds rate this year, interest rates remain low, providing continuing support to economic activity. The Fed’s cautious tightening campaign reveals its concern about the potential for higher inflation, but also its hesitance to risk impeding the relatively slow economic growth.

The Praxis Mutual Funds® equity funds benefited from the strength in stock markets, while the Impact Bond Fund's performance reflected a low interest rate market. The Praxis Small Cap Index Fund (formerly the Praxis Small Cap Fund) is off to a strong start after its early-January shift to an optimized index strategy – similar to the other equity funds.

Our shareholder advocacy work is a key reason why we started our Funds. At annual shareholder meetings held during the first half of the year, we get to see the fruits of our year-round work based on how much ballot support shareholder-sponsored resolutions receive. This year, Praxis participated in a coalition of investors that encouraged several utility companies to analyze the regulatory and business impacts of a 2 degrees Celsius warming scenario. These resolutions received more than 40 percent approval at several annual meetings, reflecting support from a wide range of investors.

Also, Praxis worked with a few prominent retailers to gain their commitment for removing toxic chemicals from hundreds of their store brand health and beauty products.

These impactful changes are only possible with the persistent work of investors like Praxis and the support of our shareholders. We aim to make a difference in the world through careful screening, persistent advocacy, and thoughtful investments that benefit our environment and communities.

Thank you for entrusting your investments with Praxis Mutual Funds.

Sincerely,

Chad M. Horning, CFA®
President

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member BHIL Distributors LLC.

The views expressed are those of the president of Praxis Mutual Funds as of June 30, 2017, are subject to change, and may differ from the views of portfolio managers or the firm as a whole. These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decisions.

Performance

We are pleased to provide this 2017 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2017.

			Annualized
	NAV 6/30/17	Six Months Ended 6/30/17	One Year Ended 6/30/17	Three Years Ended 6/30/17	Five Years Ended 6/30/17	Ten Years Ended 6/30/17	Since Inception 6/30/17	Inception Date	Expense Ratio*** Gross / Net
Praxis Impact Bond Fund
Class A *	$ 10.42	-1.54%	-3.88%	0.80%	1.30%	4.01%	3.19%	1/4/1994
Class A (Without Load)	$ 10.42	2.29%	-0.09%	2.09%	2.08%	4.41%	3.35%	1/4/1994	0.99%	0.94%
Class I **	$ 10.37	2.48%	0.30%	2.47%	2.46%	4.77%	4.78%	5/1/2006	0.54%	0.54%
Bloomberg Barclays U.S. Aggregate Bond Index [1]		2.27%	-0.31%	2.48%	2.21%	4.48%	5.37%
Praxis International Index Fund
Class A *	$ 10.78	7.91%	13.18%	-1.05%	5.43%	n/a	1.64%	12/31/2010
Class A (Without Load)	$ 10.78	13.83%	19.49%	0.74%	6.58%	n/a	2.49%	12/31/2010	1.27%	1.27%
Class I **	$ 10.86	14.20%	20.19%	1.29%	7.20%	n/a	3.11%	12/31/2010	0.72%	0.72%
MSCI ACWI ex USA Index (Net) [2]		14.09%	20.45%	0.80%	7.22%		3.58%
Praxis Value Index Fund
Class A *	$ 13.33	-0.07%	10.05%	4.26%	11.66%	2.93%	3.68%	5/1/2001
Class A (Without Load)	$ 13.33	5.46%	16.13%	6.16%	12.87%	3.49%	4.02%	5/1/2001	0.94%	0.94%
Class I **	$ 13.28	5.73%	16.71%	6.66%	13.46%	4.05%	4.39%	5/1/2006	0.44%	0.44%
S&P 500 Value Index [3]		4.85%	15.86%	7.79%	13.82%	5.25%	6.42%
Praxis Growth Index Fund
Class A *	$ 21.23	6.90%	12.59%	8.38%	13.22%	7.52%	7.57%	5/1/2007
Class A (Without Load)	$ 21.23	12.81%	18.85%	10.35%	14.45%	8.10%	8.14%	5/1/2007	0.86%	0.86%
Class I **	$ 21.40	13.05%	19.38%	10.80%	14.96%	8.56%	8.59%	5/1/2007	0.44%	0.44%
S&P 500 Growth Index [4]		13.32%	19.29%	11.03%	15.23%	8.97%	8.98%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*

The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 5.25%, except for Impact Bond Fund, which is 3.75%.

**

Class I Shares of the Impact Bond and the Value Index Funds were not in existence prior to 5/1/06. Class I Share performance for the Impact Bond Fund is calculated for any period prior to 5/1/06 based on the performance of Class B Shares since inception and has been adjusted to reflect differences in sales charges and expenses between the classes. The Class B Shares for the Impact Bond Fund were exchanged into Class A Shares on August 17, 2009. Class I Shares performance for the Value Index Fund is calculated for any period prior to 5/01/06 based on the performance of Class A Shares since inception.

***

Reflects the expense ratios as reported in the Prospectus dated April 30, 2017. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2018 for Class A Shares.

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index composed of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

[2]

The MSCI ACWI ex USA Index (Net) is market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

[3]

The S&P 500 Value Index represents the value companies (defined by book value to price ratio, earnings to price ratio, and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

[4]

The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to prime, and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Performance, continued

			Annualized
	NAV 6/30/17	Six Months Ended 6/30/17	One Year Ended 6/30/17	Three Years Ended 6/30/17	Five Years Ended 6/30/17	Ten Years Ended 6/30/17	Since Inception 6/30/17	Inception Date	Expense Ratio** Gross / Net
Praxis Small Cap Index Fund
Class A *	$ 9.82	-3.82%	3.61%	-1.26%	5.96%	3.65%	3.89%	5/1/2007
Class A (Without Load)	$ 9.82	1.55%	9.40%	0.53%	7.11%	4.21%	4.44%	5/1/2007	1.21%	1.12%
Class I	$ 10.54	1.84%	10.05%	1.16%	7.79%	4.75%	4.97%	5/1/2007	0.45%	0.45%
Russell 2000 Index [5]		4.99%	24.60%	7.36%	13.70%	6.92%	6.88%
S&P SmallCap 600 Index [6]		2.79%	22.47%	9.32%	15.47%	8.44%	8.55%
Praxis Genesis Conservative Portfolio
Class A *	$ 11.61	-1.02%	-0.68%	1.23%	3.54%	n/a	4.33%	12/31/2009
Class A (Without Load)	$ 11.61	4.47%	4.85%	3.07%	4.66%	n/a	5.08%	12/31/2009	1.12%	1.12%
Conservative Composite Benchmark [7]		4.59%	5.24%	4.02%	5.47%	n/a	6.13%
S&P Target Risk Conservative Index [8]		5.19%	5.49%	3.05%	4.68%	n/a	5.06%
Praxis Genesis Balanced Portfolio
Class A *	$ 13.32	0.79%	4.19%	2.11%	6.16%	n/a	6.12%	12/31/2009
Class A (Without Load)	$ 13.32	6.41%	9.95%	3.96%	7.30%	n/a	6.88%	12/31/2009	1.08%	1.08%
Russell 3000 Index [9]		8.93%	18.51%	9.10%	14.59%	n/a	13.31%
Balanced Composite Benchmark [10]		6.74%	11.39%	5.39%	8.70%	n/a	8.45%
S&P Target Risk Growth Index [1][1]		8.13%	11.40%	4.83%	8.29%	n/a	7.91%
Praxis Genesis Growth Portfolio
Class A *	$ 14.51	2.04%	7.34%	2.54%	7.76%	n/a	7.20%	12/31/2009
Class A (Without Load)	$ 14.51	7.72%	13.25%	4.40%	8.93%	n/a	7.97%	12/31/2009	1.13%	1.13%
Russell 3000 Index [9]		8.93%	18.51%	9.10%	14.59%	n/a	13.31%
Growth Composite Benchmark [12]		8.19%	15.64%	6.24%	10.84%	n/a	9.90%
S&P Target Risk Aggressive Index [13]		10.05%	15.38%	5.53%	10.43%	n/a	9.89%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*	The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 5.25%.

**

Reflects the expense ratios as reported in the Prospectus dated April 30, 2017. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2018 for Class A Shares.

[5]

The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

[6]

S&P SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure they are liquid and financially viable.

[7]

The Conservative Composite Benchmark prior to April 30, 2013 consisted of Bloomberg Barclays U.S. Aggregate Bond Index (70%), the MSCI EAFE Index (7.50%), the Russell 1000 Index (20%) and the Russell 2000 Index (2.5%). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays Aggregate Bond Index (70%), the MSCI ACWI ex USA Index (Net) (7.50%), the S&P 500 Index (20%) and the Russell 2000 Index (2.5%).

[8]

S&P Target Risk Conservative Index seeks to emphasize exposure to fixed income, in order to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange traded funds.

[9]	The Russell 3000 Index is a widely recognized unmanaged market capitalization-weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

[10]

The Balanced Composite Benchmark prior to April 30, 2013 consisted of the Bloomberg Barclays Aggregate Bond Index (40%), the MSCI EAFE Index (15%), the Russell 1000 Index (35%) and the Russell 2000 Index (10%). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays Aggregate Bond Index (40%), the MSCI ACWI ex USA Index (Net) (15%), the S&P 500 Index (35%) and the Russell 2000 Index (10%).

[11]

S&P Target Risk Growth Index seeks to provide increased exposure to equities, while using fixed income to dampen risk. The series is comprised of four multi-asset class indexes. The index is comprised exclusively of exchange-traded funds.

[12]

The Growth Composite Benchmark prior to April 30, 2013 consisted of the Bloomberg Barclays Aggregate Bond Index (20%), the MSCI EAFE Index (20%), the Russell 1000 Index (45%) and the Russell 2000 Index (15%). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays Aggregate Bond Index (20%), the S&P 500 Index (45%) and the Russell 2000 Index (15%).

[13]

S&P Target Risk Aggressive Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. It may include small allocations in fixed income to enhance portfolio efficiency. The series is comprised of four multi-asset class indexes. The index is comprised exclusively of exchange traded funds.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Schedule of Investments

Praxis Impact Bond Fund
June 30, 2017 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—3.4%
Ally Auto Receivables Trust	1.490%	11/15/19	$1,484,642	$1,484,451
Bank of The West Auto Trust (a)	1.649%	03/16/20	2,500,000	2,501,365
Cal Funding II Ltd (a)	3.620%	06/25/42	750,000	749,916
CarMax Auto Owner Trust	1.320%	07/15/19	1,436,136	1,435,313
CarMax Auto Owner Trust	1.380%	11/15/19	448,392	448,236
CLI Funding LLC (b)	2.830%	03/18/28	559,000	550,399
Cronos Containers Program I Ltd. (b)	3.270%	11/18/29	712,963	711,907
Domino's Pizza Master Issuer LLC (b)	5.216%	01/25/42	577,938	578,215
Fairway Outdoor Funding LLC (b)	4.212%	10/15/19	433,735	434,824
Ford Credit Auto Owner Trust	0.900%	10/15/18	213,994	213,931
Global SC Finance II SRL (b)	2.980%	04/17/28	670,833	662,690
Hyundai Auto Receivables Trust	1.320%	08/15/19	2,095,857	2,095,475
SBA Tower Trust	2.898%	10/15/19	525,000	527,766
SolarCity LMC Series I LLC (b)(c)	4.800%	12/21/26	682,322	677,645
SolarCity LMC Series IV LLC (b)(c)	4.180%	08/21/45	235,103	219,415
Spruce ABS Trust	4.320%	06/15/28	526,302	519,650
Textainer Marine Containers Ltd. (b)	3.720%	05/20/42	736,638	742,746
Toyota Auto Receivables Owner Trust	1.270%	05/15/19	786,462	785,876
Toyota Motor Credit Corp.	1.300%	04/15/20	1,000,000	997,199
Trip Rail Master Funding LLC (a)(b)	3.489%	07/15/41	363,386	363,385
Verizon Owner Trust (b)	1.420%	01/20/21	200,000	199,011
TOTAL ASSET BACKED SECURITIES (COST $16,944,258)				16,899,415

COMMERCIAL MORTGAGE BACKED SECURITIES—0.7%
Bear Stearns Commercial Mortgage Securities	5.742%	09/01/42	141,517	141,777
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	946,721	982,969
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	1,007,862
OBP Depositor LLC Trust (b)	4.646%	07/15/45	1,040,000	1,110,478
RBSCF Trust (a)(b)	6.108%	12/16/49	164,776	164,590
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $3,441,690)				3,407,676

MUNICIPAL BONDS—2.4%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	1,000,000	1,291,730
Bridgeport Connecticut Housing Authority	1.850%	12/15/18	110,000	110,647
Cincinnati, Ohio Water System Rev.	6.458%	12/01/34	600,000	664,062
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,047,430
Findlay City School District	6.250%	12/01/37	270,000	273,602
Houston Independent School District	6.168%	02/15/34	1,000,000	1,061,740
Indianapolis Public School Multi-School Building	5.731%	07/15/29	1,500,000	1,599,675
LL&P Wind Energy, Inc., Washington	5.733%	12/01/17	230,000	230,265
Massachusetts St.	3.277%	06/01/46	1,500,000	1,412,850
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	345,000	349,913
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	245,000	251,693
St. of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	624,338	617,551
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,264,250
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	895,000	960,442
Wisconsin Department of Transportation	5.837%	07/01/30	800,000	851,184
TOTAL MUNICIPAL BONDS (COST $11,693,678)				11,987,034

CORPORATE BONDS—35.6%
AIRLINES—0.5%
British Airways	4.625%	06/20/24	682,578	733,273
Delta Air Lines, Inc.	4.950%	05/23/19	747,535	776,502
Delta Air Lines, Inc.	2.875%	03/13/20	435,000	440,688
Southwest Airlines Co.	2.650%	11/05/20	680,000	688,097
				2,638,560
BANKS—2.8%
Axis Bank/Dubai (b)	2.875%	06/01/21	500,000	496,520
Bank of America Corp.	5.650%	05/01/18	1,250,000	1,289,254
Bank of America Corp.	1.950%	05/12/18	1,000,000	1,001,059
Bank of America Corp.	2.151%	11/09/20	1,000,000	995,473
Bank of America Corp.	3.300%	01/11/23	500,000	509,849
Citigroup, Inc.	2.400%	02/18/20	1,250,000	1,256,722
Commonwealth Bank of Australia	2.250%	03/10/20	1,500,000	1,503,232
Discover Bank/Greenwood DE	3.100%	06/04/20	1,000,000	1,019,043
ING Bank NV (b)	2.000%	11/26/18	1,515,000	1,516,259
JPMorgan Chase & Co.	2.250%	01/23/20	500,000	501,551
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	539,009
Manufacturers & Traders Trust Co.	2.100%	02/06/20	500,000	500,731
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,224,508
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,261,198
				13,614,408
BIOTECHNOLOGY—0.8%
Amgen, Inc.	5.700%	02/01/19	1,000,000	1,060,054
Biogen, Inc.	2.900%	09/15/20	1,000,000	1,020,046
Celgene Corp.	2.875%	08/15/20	1,250,000	1,278,222
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	514,165
				3,872,487

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2017 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—35.6%, continued
BUILDING PRODUCTS—0.2%
Masco Corp.	3.500%	04/01/21	$250,000	$256,743
Owens Corning	4.200%	12/01/24	750,000	785,314
				1,042,057
CAPITAL MARKETS—1.9%
Bank of New York Mellon Corp. (The), Perpetual Bond (a)	4.950%	12/29/49	1,000,000	1,043,000
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,323,868
Goldman Sachs Group, Inc.	3.500%	01/23/25	1,000,000	1,010,864
Jefferies Group LLC	8.500%	07/15/19	900,000	1,007,370
Morgan Stanley	2.200%	12/07/18	910,000	914,535
Morgan Stanley	5.625%	09/23/19	1,500,000	1,611,474
Raymond James Financial, Inc.	8.600%	08/15/19	1,000,000	1,130,024
State Street Corp.	7.350%	06/15/26	1,000,000	1,293,515
				9,334,650
CHEMICALS—1.1%
Avery Dennison Corp.	5.375%	04/15/20	1,250,000	1,341,587
Ecolab, Inc.	5.500%	12/08/41	1,100,000	1,347,423
NOVA Chemicals Corp. (b)	5.250%	08/01/23	500,000	513,750
Potash Corp. of Saskatchewan, Inc.	5.875%	12/01/36	840,000	993,028
Solvay Finance America LLC (b)	3.400%	12/03/20	1,250,000	1,289,825
				5,485,613
COMMERCIAL SERVICES & SUPPLIES—0.2%
Steelcase, Inc.	6.375%	02/15/21	750,000	829,854

COMMUNICATIONS EQUIPMENT—0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	512,036

CONSTRUCTION MATERIALS—0.2%
Martin Marietta Materials, Inc.	6.600%	04/15/18	1,000,000	1,035,656

CONSUMER FINANCE—1.0%
Ally Financial, Inc.	3.250%	09/29/17	500,000	501,550
American Express Credit Corp.	2.600%	09/14/20	1,000,000	1,014,602
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	1,019,074
GE Capital International Funding Co. (b)	4.418%	11/15/35	1,250,000	1,360,485
Hyundai Capital Services, Inc. (b)	2.875%	03/16/21	1,250,000	1,251,989
				5,147,700
CONSUMER SERVICES—0.3%
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,528,910

CONTAINERS & PACKAGING—0.3%
Newell Rubbermaid, Inc.	3.850%	04/01/23	185,000	194,239
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,195,541
				1,389,780
DIVERSIFIED FINANCIAL SERVICES—1.6%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,082,229
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	1,027,078
GATX Corp.	2.600%	03/30/20	897,000	906,288
Genpact Luxembourg S. à. r.l. (b)	3.700%	04/01/22	1,100,000	1,113,835
Moody's Corp.	5.500%	09/01/20	1,000,000	1,096,858
MSCI, Inc. (b)	5.750%	08/15/25	500,000	541,560
National Rural Utilities Cooperative Finance Corp.	10.375%	11/01/18	780,000	867,453
S&P Global, Inc.	3.300%	08/14/20	750,000	768,902
S&P Global, Inc.	4.000%	06/15/25	500,000	523,517
				7,927,720
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
AT&T, Inc.	2.450%	06/30/20	500,000	502,567
AT&T, Inc.	5.250%	03/01/37	500,000	532,688
AT&T, Inc.	4.750%	05/15/46	1,000,000	980,604
Frontier Communications Corp.	7.125%	03/15/19	750,000	781,875
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,366,454
				4,164,188
EDUCATION—0.7%
Graham Holdings Co.	7.250%	02/01/19	575,000	614,531
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,629,797
President & Fellows of Harvard College	3.150%	07/15/46	1,500,000	1,433,528
				3,677,856
ELECTRIC UTILITIES—3.5%
Electricite de France SA (b)	3.625%	10/13/25	1,250,000	1,278,632
Florida Power & Light Co.	4.050%	10/01/44	1,300,000	1,378,649
Georgia Power Co.	3.250%	04/01/26	1,000,000	997,494
ITC Holdings Corp. (b)	5.500%	01/15/20	1,000,000	1,069,396
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,799,604
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	1,250,000	1,265,929
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,549,109
Oncor Electric Delivery Co.	6.800%	09/01/18	811,000	856,509
Pacificorp	8.080%	10/14/22	500,000	595,385
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	528,231
Portland General Electric Co.	6.100%	04/15/19	1,100,000	1,181,520
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,360,192
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	939,409
Southern California Edison	4.050%	03/15/42	1,165,000	1,218,794
Southern Power Co.	4.150%	12/01/25	1,000,000	1,044,299
				17,063,152
ELECTRICAL EQUIPMENT—0.2%
Johnson Controls, Inc.	3.750%	12/01/21	550,000	574,191
Thomas & Betts Corp.	5.625%	11/15/21	500,000	565,755
				1,139,946
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0% (d)
Arrow Electronics, Inc.	3.000%	03/01/18	165,000	166,178

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2017 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—35.6%, continued
FOOD & STAPLES RETAILING—0.3%
Ahold Finance U.S.A., LLC, Series 2000-1, CV (a)	7.820%	01/02/20	$195,889	$205,207
Kroger Co.	5.000%	04/15/42	1,000,000	1,025,951
Smith's Food & Drug Centers, Inc. Pass Through Trust, Series 1994-A3	9.200%	07/02/18	371,206	386,922
				1,618,080
FOOD PRODUCTS—1.2%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	250,000	256,302
Cargill, Inc.	4.760%	11/23/45	1,250,000	1,430,867
ConAgra Foods, Inc.	4.950%	08/15/20	94,000	99,388
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,284,689
Kraft Foods Group, Inc.	5.375%	02/10/20	1,000,000	1,077,780
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,025,767
Wm. Wrigley Jr. Co. (b)	3.375%	10/21/20	680,000	701,912
				5,876,705
GAS UTILITIES—0.7%
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,351,056
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	284,944
Laclede Group, Inc.	2.550%	08/15/19	1,250,000	1,254,395
National Fuel Gas Co.	6.500%	04/15/18	500,000	518,054
				3,408,449
HEALTH CARE PROVIDERS & SERVICES—1.0%
Express Scripts Holding Co.	3.300%	02/25/21	1,000,000	1,029,909
Howard Hughes Medical Institute	3.500%	09/01/23	1,500,000	1,584,466
Kaiser Foundation Hospital	3.150%	05/01/27	820,000	820,516
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	1,008,235
McKesson Corp.	6.000%	03/01/41	474,000	579,346
				5,022,472
HOME BUILDERS—0.2%
DR Horton, Inc.	3.625%	02/15/18	750,000	754,659

HOTELS, RESTAURANTS & LEISURE—0.5%
Brinker International, Inc.	2.600%	05/15/18	500,000	500,525
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,017,354
Starbucks Corp.	2.450%	06/15/26	1,000,000	964,458
				2,482,337
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.3%
FPL Energy American Wind LLC (b)	6.639%	06/20/23	475,830	487,725
FPL Energy National Wind LLC (b)	5.608%	03/10/24	280,046	281,054
Harper Lake Solar Funding Corp. (b)	7.645%	12/31/18	508,794	526,602
Midland Cogeneration Venture LP, CV (b)	5.250%	03/15/25	197,633	199,778
Midland Cogeneration Venture LP, CV (b)	6.000%	03/15/25	501,424	521,526
NRG Yield Operating LLC	5.375%	08/15/24	500,000	524,375
Salton Sea Funding Corp.	7.475%	11/30/18	160,602	158,991
Solar Star Funding LLC (b)	3.950%	06/30/35	323,238	311,488
Solar Star Funding LLC (b)	5.375%	06/30/35	487,619	527,247
Tenaska Virginia Partners LP (b)	6.119%	03/30/24	863,878	950,090
Topaz Solar Farms LLC (b)	4.875%	09/30/39	317,110	328,802
Topaz Solar Farms LLC (b)	5.750%	09/30/39	734,159	814,546
TransAlta Corp.	6.900%	05/15/18	500,000	519,382
				6,151,606
INDUSTRIAL CONGLOMERATES—0.1%
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	01/15/19	600,000	608,749

INSURANCE—2.9%
American International Group, Inc.	3.750%	7/10/25	1,250,000	1,273,225
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	770,797
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,271,014
Kemper Corp.	4.350%	02/15/25	1,250,000	1,262,448
Liberty Mutual Group, Inc. (b)	4.950%	05/01/22	1,050,000	1,151,602
Markel Corp.	3.625%	03/30/23	400,000	412,441
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,041,146
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,027,331
Provident Cos., Inc.	7.000%	07/15/18	340,000	356,524
Prudential Financial, Inc. (a)	5.875%	09/15/42	500,000	557,100
RLI Corp.	4.875%	09/15/23	1,000,000	1,065,048
Sammons Financial Group(b)	4.450%	05/12/27	800,000	814,362
TIAA Asset Management Finance Co. LLC (b)	2.950%	11/01/19	1,250,000	1,267,865
Unum Group	3.000%	05/15/21	700,000	706,669
W.R. Berkley Corp.	6.150%	08/15/19	710,000	766,246
W.R. Berkley Corp.	4.625%	03/15/22	250,000	269,060
				14,012,878
IT SERVICES—0.5%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,047,300
Fiserv, Inc.	2.700%	06/01/20	1,000,000	1,011,782
Xerox Corp. (b)	4.070%	03/17/22	250,000	256,393
				2,315,475
LIFE SCIENCES TOOLS & SERVICES—0.3%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,307,731

MACHINERY—0.9%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,038,471
Kennametal, Inc.	2.650%	11/01/19	1,000,000	1,004,856
Pall Corp.	5.000%	06/15/20	1,000,000	1,086,846
Snap-on, Inc.	4.250%	01/15/18	500,000	506,875
Valmont Industries, Inc.	6.625%	04/20/20	562,000	620,836
				4,257,884
MEDIA—0.4%
Comcast Corp.	4.750%	03/01/44	500,000	556,389
Scripps Networks Interactive, Inc.	2.800%	06/15/20	1,000,000	1,011,716
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	475,745
				2,043,850

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2017 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—35.6%, continued
METALS & MINING—0.5%
Newcrest Finance Pty. Ltd. (b)	4.450%	11/15/21	$1,000,000	$1,045,244
Nucor Corp.	4.125%	09/15/22	665,000	711,418
Reliance Steel & Aluminum Co.	4.500%	04/15/23	705,000	744,705
				2,501,367
MULTI-LINE RETAIL—0.1%
Macy's Retail Holdings, Inc.	9.500%	04/15/21	360,000	381,054

MULTI-UTILITIES—0.8%
Consumers Energy Co.	6.700%	09/15/19	750,000	824,910
Puget Energy, Inc.	5.625%	07/15/22	750,000	837,878
Puget Sound Energy, Inc.	6.740%	06/15/18	1,000,000	1,045,413
Westar Energy, Inc.	2.550%	07/01/26	1,260,000	1,215,386
				3,923,587
OIL, GAS & CONSUMABLE FUELS—0.4%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,282,565
Denbury Resources, Inc.	4.625%	07/15/23	300,000	159,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II (b)	5.298%	09/30/20	376,900	390,016
				1,831,581
PAPER & FOREST PRODUCTS—0.5%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	817,120
PH Glatfelter Co.	5.375%	10/15/20	750,000	766,875
Suzano Austria GMBH	5.750%	07/14/26	750,000	776,250
				2,360,245
PHARMACEUTICALS—0.4%
AbbVie, Inc.	2.500%	05/14/20	500,000	505,796
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,229,862
				1,735,658
PIPELINES—0.9%
Columbia Pipeline Group, Inc. (b)	3.300%	06/01/20	850,000	870,924
Florida Gas Transmission Co. LLC (b)	4.350%	07/15/25	1,000,000	1,054,433
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	981,659
Spectra Energy Capital LLC	6.750%	07/15/18	800,000	835,250
Williams Partners LP	4.875%	05/15/23	500,000	518,810
				4,261,076
PROFESSIONAL SERVICES—0.4%
Dun & Bradstreet Corp.	4.625%	12/01/22	1,000,000	1,038,294
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,067,382
				2,105,676
REAL ESTATE INVESTMENT TRUSTS (REITS)—1.1%
Digital Realty Trust LP	3.950%	07/01/22	1,250,000	1,310,292
Health Care REIT, Inc.	4.700%	09/15/17	1,018,000	1,023,611
National Retail Properties, Inc.	3.800%	10/15/22	750,000	781,159
Regency Centers LP	3.750%	06/15/24	1,000,000	1,020,697
Vornado Realty LP	2.500%	06/30/19	1,415,000	1,426,177
				5,561,936
ROAD & RAIL—1.1%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	376,109	399,224
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,262,771
Kansas City Southern (b)	2.350%	05/15/20	500,000	499,150
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,123,789
Ryder System, Inc.	2.650%	03/02/20	455,000	458,227
Ryder System, Inc.	2.500%	05/11/20	795,000	799,321
TTX Co. (b)	2.600%	06/15/20	1,000,000	1,000,436
				5,542,918
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
Intel Corp.	4.900%	07/29/45	1,250,000	1,452,341
KLA-Tencor Corp.	3.375%	11/01/19	600,000	616,903
Lam Research Corp.	2.750%	03/15/20	1,000,000	1,012,730
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	507,667
NXP BV/NXP Funding LLC	3.875%	09/01/22	200,000	208,250
Xilinx, Inc.	2.125%	03/15/19	600,000	602,692
				4,400,583
SOFTWARE—0.3%
Microsoft Corp.	4.450%	11/03/45	1,500,000	1,669,007

SPECIALTY RETAIL—0.9%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	427,494
Gap, Inc.	5.950%	04/12/21	1,000,000	1,083,972
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,105,521
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,051,356
Staples, Inc.	2.750%	01/12/18	580,000	582,188
				4,250,531
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,271,674
Apple, Inc.	3.000%	06/20/27	1,000,000	994,977
Seagate HDD Cayman	3.750%	11/15/18	635,000	650,240
Seagate HDD Cayman (b)	4.250%	03/01/22	305,000	310,025
				3,226,916
TEXTILES, APPAREL & LUXURY GOODS—0.1%
Hanesbrands, Inc.	4.625%	05/15/24	500,000	507,500
TOTAL CORPORATE BONDS (COST $168,847,992)				174,691,261

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	1,200,000	1,200,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/18	1,100,000	1,100,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/18	850,000	850,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	1,700,000	1,700,000
TOTAL CORPORATE NOTES (COST $4,850,000)				4,850,000

FOREIGN GOVERNMENTS—8.6%
FOREIGN AGENCY—3.6%
Banco Nacional de Costa Rica (b)	5.875%	04/25/21	750,000	784,725
Bank Nederlandse Gemeenten	1.625%	11/25/19	1,500,000	1,495,967

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2017 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
FOREIGN GOVERNMENTS—8.6%, continued
FOREIGN AGENCY—3.6%, continued
Export Development Canada	1.250%	12/10/18	$1,000,000	$997,106
Export Development Canada	1.625%	06/01/20	1,000,000	997,142
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,227,875
KFW	1.750%	10/15/19	2,500,000	2,507,428
KFW	1.875%	11/30/20	1,000,000	1,000,512
KFW	2.000%	11/30/21	1,000,000	1,000,583
Kommunalbanken AS	1.375%	10/26/20	1,000,000	984,655
Kommunalbanken AS (b)	2.125%	02/11/25	1,000,000	977,324
Kommunivest I Sverige AB (b)	1.500%	04/23/19	1,000,000	996,647
Kommunivest I Sverige AB (b)	1.875%	06/01/21	1,500,000	1,491,567
Municipality Finance plc	1.375%	09/21/21	1,000,000	970,998
Nacional Financiera SNC (b)	3.375%	11/05/20	1,000,000	1,028,750
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	999,973
				17,461,252
SUPRANATIONAL—5.0%
African Development Bank	1.375%	12/17/18	1,000,000	997,749
Asian Development Bank	1.000%	08/16/19	1,500,000	1,482,393
Asian Development Bank	2.125%	03/19/25	1,000,000	981,250
European Bank for Reconstruction & Development	1.625%	04/10/18	500,000	499,384
European Bank for Reconstruction & Development	0.875%	07/22/19	2,000,000	1,965,168
European Investment Bank	2.500%	10/15/24	1,000,000	1,012,505
European Investment Bank	2.125%	04/13/26	1,000,000	975,260
European Investment Bank	2.375%	05/24/27	1,000,000	988,040
Inter-American Development Bank	1.500%	09/25/18	2,500,000	2,500,953
Inter-American Development Bank	2.125%	11/09/20	3,000,000	3,023,700
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,607,860
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	492,320
International Finance Corp.	1.250%	11/27/18	1,000,000	997,314
International Finance Corp., Series GMTN	1.750%	03/30/20	3,000,000	3,004,161
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,010,764
North American Development Bank	2.300%	10/10/18	1,000,000	1,006,299
				24,545,120
TOTAL FOREIGN GOVERNMENTS (COST $41,575,237)				42,006,372

U.S. GOVERNMENT AGENCIES—45.0%
FEDERAL HOME LOAN BANK—3.7%
FHLB	5.000%	11/17/17	2,500,000	2,535,170
FHLB	3.375%	06/12/20	1,000,000	1,049,408
FHLB	5.500%	07/15/36	10,820,000	14,644,859
				18,229,437
FEDERAL HOME LOAN MORTGAGE CORPORATION—16.5%
FHLMC	6.000%	09/01/17	327	327
FHLMC	4.500%	06/01/18	22,715	23,220
FHLMC	4.875%	06/13/18	6,200,000	6,408,835
FHLMC	5.085%	03/25/19	1,140,000	1,191,921
FHLMC	3.750%	03/27/19	3,020,000	3,141,827
FHLMC	5.000%	04/01/19	20,532	21,055
FHLMC	1.250%	10/02/19	2,710,000	2,695,092
FHLMC	1.375%	05/01/20	4,000,000	3,973,412
FHLMC	5.000%	12/01/21	77,948	81,856
FHLMC	2.375%	01/13/22	13,460,000	13,742,498
FHLMC	5.500%	04/01/22	59,033	61,981
FHLMC	4.000%	11/01/24	484,071	508,047
FHLMC	4.000%	10/01/25	214,640	225,273
FHLMC	6.000%	04/01/27	162,329	182,404
FHLMC	2.500%	10/01/27	1,007,237	1,019,940
FHLMC	7.000%	02/01/30	120,263	131,586
FHLMC	7.500%	07/01/30	189,392	214,852
FHLMC	7.000%	03/01/31	64,700	73,998
FHLMC	6.250%	07/15/32	6,000,000	8,529,252
FHLMC	3.000%	11/01/32	1,766,023	1,808,058
FHLMC	3.000%	11/01/32	1,146,183	1,173,450
FHLMC	5.500%	11/01/33	59,944	66,983
FHLMC	2.855%	05/01/34	53,673	56,609
FHLMC	2.855%	05/01/34	126,285	133,198
FHLMC	5.000%	07/01/35	135,065	147,282
FHLMC	4.500%	10/01/35	255,190	274,073
FHLMC	5.500%	03/01/36	68,526	76,669
FHLMC	5.500%	06/01/36	97,929	109,481
FHLMC	6.000%	06/01/36	101,828	116,596
FHLMC	5.500%	12/01/36	82,161	91,638
FHLMC	6.000%	08/01/37	52,686	59,742
FHLMC	5.000%	03/01/38	408,378	446,671
FHLMC	4.500%	06/01/39	446,702	480,105
FHLMC	5.000%	06/01/39	666,452	730,705
FHLMC	4.500%	07/01/39	478,617	514,444
FHLMC	4.500%	11/01/39	453,809	487,935
FHLMC	4.500%	09/01/40	697,350	749,869
FHLMC	4.500%	05/01/41	1,366,735	1,469,755
FHLMC	4.500%	07/01/41	1,358,375	1,460,527
FHLMC	5.000%	09/01/41	631,964	689,282
FHLMC	3.500%	10/01/41	850,466	877,635
FHLMC	4.000%	10/01/41	669,501	706,992
FHLMC	3.500%	02/01/42	1,266,059	1,306,034
FHLMC	4.000%	02/01/42	390,259	412,120
FHLMC	3.500%	06/01/42	1,462,005	1,508,571
FHLMC	3.500%	06/01/42	1,426,849	1,472,295
FHLMC	3.500%	08/01/42	1,542,012	1,591,095
FHLMC	3.000%	11/01/42	2,365,572	2,374,254
FHLMC	3.000%	01/01/43	1,418,789	1,424,288
FHLMC	3.000%	05/01/43	2,072,242	2,079,725
FHLMC	3.500%	10/01/44	1,911,734	1,967,377
FHLMC	3.500%	11/01/44	1,757,997	1,807,991
FHLMC	3.500%	04/01/45	2,155,693	2,216,333
FHLMC	3.000%	05/01/46	2,799,399	2,795,158
FHLMC	3.000%	12/01/46	4,964,643	4,959,669
				80,869,985

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2017 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—45.0%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION—21.5%
FNMA	5.000%	07/01/18	$17,644	$18,068
FNMA	5.000%	09/01/18	31,151	31,900
FNMA	1.875%	02/19/19	3,000,000	3,023,238
FNMA	7.000%	11/01/19	3,202	3,225
FNMA	7.000%	11/01/19	3,852	3,967
FNMA	3.500%	07/01/20	172,168	179,247
FNMA	1.250%	05/06/21	7,000,000	6,876,457
FNMA	1.875%	04/05/22	5,000,000	4,984,300
FNMA	5.500%	06/01/22	88,181	92,899
FNMA	2.590%	07/01/22	2,425,553	2,472,317
FNMA	2.890%	07/01/22	2,422,447	2,480,088
FNMA	2.190%	01/01/23	2,000,000	1,985,506
FNMA	2.770%	07/01/23	2,375,527	2,439,241
FNMA	2.670%	12/01/23	2,479,356	2,508,244
FNMA	2.625%	09/06/24	16,750,000	17,184,964
FNMA	3.080%	12/01/24	2,394,762	2,472,298
FNMA	5.000%	04/01/25	128,915	140,734
FNMA	5.000%	07/01/25	100,051	109,225
FNMA	3.500%	10/01/25	222,621	231,774
FNMA	5.000%	10/01/25	122,527	133,761
FNMA	5.500%	11/01/25	38	42
FNMA	4.000%	03/01/26	775,089	815,885
FNMA	2.125%	04/24/26	2,000,000	1,949,382
FNMA	8.500%	09/01/26	45,838	50,029
FNMA	1.875%	09/24/26	2,500,000	2,370,360
FNMA	2.784%	09/25/26	1,984,995	2,014,172
FNMA	2.500%	09/01/27	1,224,532	1,239,086
FNMA	2.500%	11/01/27	1,763,577	1,784,508
FNMA	2.500%	01/01/28	1,199,166	1,213,350
FNMA	6.625%	11/15/30	5,050,000	7,219,793
FNMA	3.000%	12/01/32	1,717,706	1,758,375
FNMA	6.000%	10/01/33	58,412	66,021
FNMA	2.700%	02/01/34	141,833	145,223
FNMA	5.500%	02/01/34	67,428	75,288
FNMA	3.062%	05/01/34	93,605	98,761
FNMA	3.520%	05/01/34	28,794	29,961
FNMA	6.000%	11/01/34	165,705	189,214
FNMA	5.500%	01/01/35	120,466	134,738
FNMA	5.000%	10/01/35	158,967	174,121
FNMA	5.500%	10/01/35	180,852	202,466
FNMA	6.000%	10/01/35	96,622	110,436
FNMA	5.500%	06/01/36	49,674	55,434
FNMA	6.000%	06/01/36	51,549	58,551
FNMA	5.500%	11/01/36	64,007	71,477
FNMA	3.381%	05/01/37	90,733	95,663
FNMA	5.625%	07/15/37	2,750,000	3,775,365
FNMA	4.500%	09/01/40	429,867	464,908
FNMA	4.500%	10/01/40	432,265	467,471
FNMA	4.000%	12/01/40	1,012,064	1,068,159
FNMA	4.000%	01/01/41	710,500	749,998
FNMA	3.500%	02/01/41	1,036,358	1,070,197
FNMA	4.000%	10/01/41	631,078	665,857
FNMA	4.000%	11/01/41	602,850	636,097
FNMA	4.000%	12/01/41	791,881	835,597
FNMA	4.000%	12/01/41	1,561,658	1,647,379
FNMA	4.000%	01/01/42	1,834,217	1,947,501
FNMA	3.500%	05/01/42	1,242,258	1,281,840
FNMA	3.000%	06/01/42	1,962,103	1,970,422
FNMA	3.000%	08/01/42	1,745,885	1,753,271
FNMA	3.000%	08/01/42	1,734,049	1,741,399
FNMA	3.500%	12/01/42	2,023,423	2,089,774
FNMA	3.000%	06/01/43	1,727,598	1,734,649
FNMA	4.000%	12/01/44	2,473,021	2,627,263
FNMA	3.500%	05/01/45	2,579,764	2,664,065
FNMA	3.000%	04/01/46	2,765,274	2,763,495
FNMA	3.500%	11/01/46	4,318,810	4,438,437
				105,686,933
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.1%
GNMA	7.000%	12/20/30	24,697	29,511
GNMA	7.000%	10/20/31	18,173	21,704
GNMA	7.000%	03/20/32	67,261	80,592
GNMA	2.375%	01/20/34	59,359	61,443
GNMA	5.500%	10/20/38	31,125	32,671
GNMA	6.500%	11/20/38	14,928	17,349
GNMA	2.250%	04/16/42	485,475	485,466
				728,736
OVERSEAS PRIVATE INVESTMENT CORPORATION—0.6%
OPIC	3.280%	09/15/29	1,095,938	1,119,427
OPIC	3.540%	06/15/30	764,711	801,143
OPIC	3.820%	06/01/33	945,649	997,139
				2,917,709
SMALL BUSINESS ADMINISTRATION—0.1%
Small Business Administration	1.350%	02/25/32	353,866	351,192

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT—2.3%
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	5,116,745
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,516,424
Iraq Aid	2.149%	01/18/22	1,500,000	1,498,722
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	1,955,486
Ukraine Government AID Bond	1.847%	05/29/20	1,000,000	1,001,259
				11,088,636
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT—0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,017,900
TOTAL U.S. GOVERNMENT AGENCIES (COST $218,298,783)				220,890,528

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES—0.7%
Pax World High Yield Bond Fund - Individual Investor Class (Cost $4,199,236)	530,984	$3,610,690

TOTAL INVESTMENTS (COST (e) $469,850,874—Unrealized gain/loss $8,492,102)—97.4%		$478,342,976
Other Assets in Excess of Liabilities—2.6%		12,516,442
NET ASSETS—100.0%		$490,859,418

(a)	Variable rate security. Rates presented are the rates in effect at June 30, 2017.
(b)

144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2017, these securities were valued at $37,956,142 or 7.7% of net assets.

(c)	Illiquid security.
(d)	Percentage rounds to less than 0.1%.
(e)	Represents cost for financial reporting purposes.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust
CV	— Convertible Security

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%
AUSTRALIA—4.9%
BANKS—2.1%
Australia & New Zealand Banking Group Ltd.	6,107	$134,804
Australia & New Zealand Banking Group Ltd. - ADR	36,061	800,194
Commonwealth Bank of Australia	21,512	1,369,156
Commonwealth Bank of Australia - ADR	613	39,091
National Australia Bank Ltd.	4,644	105,615
National Australia Bank Ltd. - ADR	63,688	725,088
Westpac Banking Corp.	17,091	400,774
Westpac Banking Corp. - ADR	78,609	1,839,451
		5,414,173
BIOTECHNOLOGY—0.3%
CSL Ltd.	3,640	386,157
CSL Ltd. - ADR	8,710	464,069
		850,226
CAPITAL MARKETS—0.3%
Macquarie Group Ltd.	7,209	490,352
Macquarie Group Ltd. - ADR	2,747	187,180
		677,532
CHEMICALS—0.2%
Orica Ltd.	27,987	444,832

CONTAINERS & PACKAGING—0.2%
Amcor Ltd.	24,949	310,832
Amcor Ltd. - ADR	3,500	174,510
		485,342
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Telstra Corp. Ltd.	17,682	58,437
Telstra Corp. Ltd. - ADR	10,910	180,233
		238,670
FOOD & STAPLES RETAILING—0.4%
Wesfarmers Ltd.	19,358	596,912
Woolworths Ltd.	27,413	538,105
		1,135,017
INSURANCE—0.2%
Suncorp Group Ltd.	46,152	525,688

METALS & MINING—0.2%
Alumina Ltd. - ADR	41,858	247,799
Newcrest Mining Ltd. - ADR	9,928	153,685
Sims Metal Management Ltd. - ADR	21,356	247,836
		649,320
OIL, GAS & CONSUMABLE FUELS—0.6%
Caltex Australia Ltd.	12,181	295,935
Oil Search Ltd.	60,661	317,968
Origin Energy Ltd.	100,656	530,705
Woodside Petroleum Ltd.	18,241	418,768
Woodside Petroleum Ltd. - ADR	5,235	120,667
		1,684,043
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Scentre Group REIT	25,459	79,247
Shopping Centres Australasia Property Group REIT	1	2
Westfield Corp. REIT	72,500	447,448
		526,697
TRANSPORTATION INFRASTRUCTURE—0.1%
Sydney Airport	49,337	268,849
TOTAL AUSTRALIA		12,900,389

AUSTRIA—0.2%
BANKS—0.2%
Erste Group Bank AG	5,112	195,751
Erste Group Bank AG - ADR	12,078	230,931
TOTAL AUSTRIA		426,682

BELGIUM—0.2%
FOOD & STAPLES RETAILING—0.2%
Colruyt SA	8,334	439,070

BRAZIL—1.2%
BANKS—0.5%
Banco Bradesco SA - ADR	77,242	656,557
Itau Unibanco Holding SA - ADR	61,571	680,360
		1,336,917
CHEMICALS—0.1%
Braskem SA - ADR	13,824	286,433

FOOD PRODUCTS—0.1%
BRF SA - ADR	21,929	258,543

OIL, GAS & CONSUMABLE FUELS—0.3%
Petroleo Brasileiro SA - ADR (a)	63,920	510,721
Ultrapar Participacoes SA - ADR	14,545	342,244
		852,965
WATER UTILITIES—0.2%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	36,049	343,187
TOTAL BRAZIL		3,078,045

CANADA—6.5%
AUTO COMPONENTS—0.3%
Magna International, Inc. - Class A	15,982	740,446

BANKS—1.5%
Bank of Montreal	7,625	559,980
Bank of Nova Scotia	12,180	732,383
Canadian Imperial Bank of Commerce	6,759	548,560
Royal Bank of Canada	17,137	1,242,775
Toronto-Dominion Bank	18,236	918,730
		4,002,428
CHEMICALS—0.5%
Agrium, Inc.	9,767	883,816
Methanex Corp.	9,429	415,347
		1,299,163
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
TransAlta Corp.	20,678	132,339

INSURANCE—0.5%
Manulife Financial Corp.	41,223	773,343
Sun Life Financial, Inc.	11,714	418,776
		1,192,119
MEDIA—0.3%
Shaw Communications, Inc. - Class B	30,240	658,930

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
CANADA—6.5%, continued
METALS & MINING—0.3%
Agnico Eagle Mines Ltd.	9,204	$415,285
Teck Resources Ltd. - Class B	24,575	425,885
		841,170
OIL, GAS & CONSUMABLE FUELS—1.7%
Cameco Corp.	33,167	301,820
Enbridge, Inc.	51,813	2,062,675
Encana Corp.	36,072	317,434
Suncor Energy, Inc.	60,339	1,761,899
		4,443,828
ROAD & RAIL—0.9%
Canadian National Railway Co.	18,951	1,535,979
Canadian Pacific Railway Ltd.	5,165	830,584
		2,366,563
SOFTWARE—0.2%
Open Text Corp.	21,239	669,878

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Rogers Communications, Inc. - Class B	12,894	608,726
TOTAL CANADA		16,955,590

CAYMAN ISLANDS—0.9%
DIVERSIFIED CONSUMER SERVICES—0.2%
TAL Education Group - ADR (a)	4,537	554,920

INTERNET & DIRECT MARKETING RETAIL—0.4%
Ctrip.com International Ltd. - ADR (a)	13,813	743,968
Vipshop Holdings Ltd. - ADR (a)	13,912	146,772
		890,740
INTERNET SOFTWARE & SERVICES—0.3%
SINA Corp. (a)	4,823	409,810
Weibo Corp. - ADR (a)	6,202	412,267
		822,077
TOTAL CAYMAN ISLANDS		2,267,737

CHILE—0.5%
AIRLINES—0.1%
Latam Airlines Group SA - ADR	30,040	332,543

BEVERAGES—0.1%
Embotelladora Andina SA - Class B - ADR	6,720	170,688

CHEMICALS—0.2%
Sociedad Quimica y Minera de Chile SA - ADR	15,440	509,829

METALS & MINING—0.1%
Antofagasta plc	31,044	323,093
Antofagasta plc - ADR (a)	3,393	70,670
		393,763
TOTAL CHILE		1,406,823

CHINA—5.3%
AIRLINES—0.1%
China Southern Airlines Co. Ltd. - ADR	5,546	229,604

BANKS—0.4%
China Construction Bank Corp. - ADR	69,587	1,084,165

CHEMICALS—0.1%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	7,041	376,764

DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
China Telecom Corp. Ltd. - ADR	6,115	293,092

INSURANCE—1.3%
AIA Group Ltd. - ADR	20,771	610,148
China Life Insurance Co. Ltd. - ADR	90,790	1,392,719
Ping An Insurance Group Co. of China Ltd. - ADR	33,826	451,577
Ping An Insurance Group Co. of China Ltd. - Class H	131,769	868,339
		3,322,783
INTERNET SOFTWARE & SERVICES—3.1%
Alibaba Group Holdings Ltd. - ADR (a)	17,583	2,477,445
Baidu, Inc. - ADR (a)	5,149	920,950
NetEase, Inc. - ADR	2,394	719,708
Tencent Holdings Ltd. - ADR	109,906	3,952,220
		8,070,323
ROAD & RAIL—0.1%
Guangshen Railway Co. - ADR	8,797	218,693

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Lenovo Group Ltd. - ADR	18,577	236,114
TOTAL CHINA		13,831,538

COLOMBIA—0.3%
BANKS—0.2%
BanColombia SA - ADR	10,431	464,701

OIL, GAS & CONSUMABLE FUELS—0.1%
Ecopetrol SA - ADR	42,848	389,488
TOTAL COLOMBIA		854,189

DENMARK—1.0%
BANKS—0.2%
Danske Bank A/S	11,624	447,082
Danske Bank A/S - ADR	6,614	127,650
		574,732
PHARMACEUTICALS—0.7%
Novo Nordisk A/S - ADR	39,423	1,690,852

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Pandora A/S	2,460	229,551
TOTAL DENMARK		2,495,135

FINLAND—0.7%
COMMUNICATIONS EQUIPMENT—0.3%
Nokia OYJ - ADR	122,822	756,584

MACHINERY—0.2%
Kone OYJ - Class B	11,250	572,330

PAPER & FOREST PRODUCTS—0.2%
Stora Enso OYJ - ADR	32,308	420,004
TOTAL FINLAND		1,748,918

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
FRANCE—6.4%
AUTO COMPONENTS—0.6%
Cie Generale des Etablissements Michelin	1,074	$142,791
Cie Generale des Etablissements Michelin - ADR	25,215	672,484
Valeo SA	2,793	188,189
Valeo SA - ADR	13,056	441,750
		1,445,214
AUTOMOBILES—0.2%
Renault SA	5,892	533,342

BANKS—0.8%
BNP Paribas SA - ADR	29,644	1,077,856
Credit Agricole SA	11,014	177,193
Credit Agricole SA - ADR	14,211	114,967
Societe Generale SA	4,111	221,210
Societe Generale SA - ADR	36,300	396,941
		1,988,167
BUILDING PRODUCTS—0.3%
Cie de Saint-Gobain	13,938	744,740

CONSTRUCTION & ENGINEERING—0.4%
Bouygues SA	8,092	341,241
Vinci SA	1,494	127,523
Vinci SA - ADR	30,694	657,466
		1,126,230
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
Orange SA - ADR	40,170	641,917
Vivendi SA	12,138	270,211
Vivendi SA - ADR	11,623	258,612
		1,170,740
ELECTRICAL EQUIPMENT—0.5%
Legrand SA	17,254	1,207,090

FOOD & STAPLES RETAILING—0.1%
Carrefour SA	1,523	38,532
Carrefour SA - ADR	58,790	299,829
		338,361
FOOD PRODUCTS—0.9%
Danone SA - ADR	153,190	2,300,914

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Essilor International SA	4,503	572,969
Essilor International SA - ADR	952	60,738
		633,707
INSURANCE—0.4%
AXA SA	4,355	119,134
AXA SA - ADR	34,977	963,966
		1,083,100
MEDIA—0.2%
Publicis Groupe SA - ADR	26,260	492,375

MULTI-UTILITIES—0.5%
Engie SA (a)	21,648	326,760
Engie SA - ADR	26,565	402,460
Veolia Environnement SA	14,792	312,566
Veolia Environnement SA - ADR (a)	11,774	249,844
		1,291,630
PERSONAL PRODUCTS—0.6%
L'Oreal SA	1,380	287,507
L'Oreal SA - ADR	32,890	1,374,966
		1,662,473
SOFTWARE—0.2%
Dassault Systemes - ADR	6,224	557,048
TOTAL FRANCE		16,575,131

GERMANY—6.6%
AIR FREIGHT & LOGISTICS—0.4%
Deutsche Post AG	10,161	380,907
Deutsche Post AG - ADR	14,832	557,683
		938,590
AIRLINES—0.1%
Deutsche Lufthansa AG - ADR	10,201	232,685

AUTOMOBILES—0.8%
Bayerische Moteren Werke AG - ADR	27,692	862,883
Daimler AG	15,015	1,086,808
Daimler AG - ADR	2,549	184,828
		2,134,519
BANKS—0.2%
Deutsche Bank AG	37,292	663,425

CHEMICALS—0.8%
BASF SE	4,371	404,848
BASF SE - ADR	18,194	1,697,318
		2,102,166
DIVERSIFIED FINANCIAL SERVICES—0.2%
Deutsche Boerse AG	3,878	409,372
Deutsche Boerse AG - ADR	15,060	158,883
		568,255
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Deutsche Telekom AG - ADR	38,043	685,345

ENERGY EQUIPMENT & SERVICES—0.2%
E.ON SE (a)	53,575	504,725

HEALTH CARE PROVIDERS & SERVICES—0.5%
Fresenius Medical Care AG & Co. KGaA - ADR	19,354	935,379
Fresenius SE & Co. KGaA	5,130	439,815
		1,375,194
INSURANCE—0.9%
Allianze SE - ADR	76,050	1,503,889
Muenchener Rueckversicherungs-Gesellschaft AG	1,682	339,186
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	382,900
		2,225,975
MULTI-UTILITIES—0.2%
RWE AG	17,185	342,424
RWE AG - ADR (a)	5,585	111,365
		453,789
PHARMACEUTICALS—0.6%
Bayer AG - ADR	12,772	1,658,636

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
GERMANY—6.6%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG - ADR	12,109	$257,922

SOFTWARE—0.7%
SAP SE - ADR	16,215	1,697,224

TEXTILES, APPAREL & LUXURY GOODS—0.5%
adidas AG	1,323	253,493
adidas AG - ADR	9,804	940,890
Puma SE	285	109,524
		1,303,907
TRADING COMPANIES & DISTRIBUTORS—0.1%
Brenntag AG	5,521	319,594
TOTAL GERMANY		17,121,951

HONG KONG—3.3%
BANKS—0.4%
BOC Hong Kong Holdings Ltd.	158,000	755,855
BOC Hong Kong Holdings Ltd. - ADR	1,754	167,226
		923,081
DIVERSIFIED FINANCIAL SERVICES—0.2%
Hong Kong Exchanges & Clearing Ltd.	24,500	633,254

ELECTRIC UTILITIES—0.1%
CK Intrastructure Holdings Ltd	41,518	348,844

INDUSTRIAL CONGLOMERATES—0.7%
CK Hutchison Holdings Ltd.	60,500	759,403
CK Hutchison Holdings Ltd. - ADR	36,503	457,200
Jardine Matheson Holdings Ltd.	4,751	305,014
Jardine Matheson Holdings Ltd. - ADR	3,618	232,511
		1,754,128
INSURANCE—0.6%
AIA Group Ltd.	193,200	1,411,736

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
Henderson Land Development Co. Ltd.	89,476	499,098
Sun Hung Kai Properties Ltd.	28,000	411,351
Sun Hung Kai Properties Ltd. - ADR	22,014	324,707
Swire Pacific Ltd. - Class A	28,000	273,457
Swire Pacific Ltd. - Class A - ADR	32,051	316,023
Swire Properties Ltd.	121,150	399,569
Wharf Holdings Ltd.	150,000	1,243,043
		3,467,248
TOTAL HONG KONG		8,538,291

HUNGARY—0.0% (b)
DIVERSIFIED TELECOMMUNICATION SERVICES—0.0% (b)
Magyar Telekom Telecommunications plc - ADR	11,582	100,416

OIL, GAS & CONSUMABLE FUELS—0.0% (b)
MOL Hungarian Oil & Gas plc - ADR	796	32,556
TOTAL HUNGARY		132,972

INDIA—1.3%
BANKS—0.8%
HDFC Bank Ltd. - ADR	16,597	1,443,441
ICICI Bank Ltd. - ADR	72,585	651,084
		2,094,525
IT SERVICES—0.3%
Infosys Ltd. - ADR	37,297	560,201
Wipro Ltd. - ADR	78,318	407,254
		967,455
PHARMACEUTICALS—0.2%
Dr. Reddy's Laboratories Ltd. - ADR	10,846	457,050
TOTAL INDIA		3,519,030

INDONESIA—0.7%
BANKS—0.2%
PT Bank Mandiri - ADR	49,403	482,173

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Telekomunikasi Indonesia Persero Tbk PT - ADR	33,206	1,118,046

MACHINERY—0.1%
United Tractors Tbk PT - ADR	3,369	138,779
TOTAL INDONESIA		1,738,998

IRELAND—0.9%
CONSTRUCTION MATERIALS—0.3%
CRH plc - ADR	23,753	842,519

PHARMACEUTICALS—0.3%
Shire plc - ADR	4,692	775,447

PROFESSIONAL SERVICES—0.3%
Experian plc	3,191	65,465
Experian plc - ADR	37,268	767,348
		832,813
TOTAL IRELAND		2,450,779

ISRAEL—0.9%
PHARMACEUTICALS—0.5%
Taro Pharmaceutical Industries Ltd. (a)	3,950	442,637
Teva Pharmaceutical Industries Ltd. - ADR	26,006	863,919
		1,306,556
SOFTWARE—0.4%
Check Point Software Technologies Ltd. (a)	8,509	928,162
TOTAL ISRAEL		2,234,718

ITALY—0.9%
BANKS—0.3%
Intesa Sanpaolo SpA	128,010	405,889
Intesa Sanpaolo SpA - ADR	12,596	241,717
Unicredit Spa	5,798	108,278
		755,884
ELECTRIC UTILITIES—0.2%
Enel SpA	86,564	464,114

INSURANCE—0.1%
Assicurazioni Generali SpA	16,056	264,268

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Luxottica Group SpA - ADR	9,316	542,936

TRANSPORTATION INFRASTRUCTURE—0.1%
Atlantia SpA	13,863	390,159
TOTAL ITALY		2,417,361

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
JAPAN—16.2%
AUTO COMPONENTS—0.4%
Bridgestone Corp.	4,656	$200,365
Bridgestone Corp. - ADR	20,546	443,999
Denso Corp.	7,000	295,136
Denso Corp. - ADR	6,048	127,915
		1,067,415
AUTOMOBILES—1.9%
Honda Motor Co. Ltd. - ADR	49,827	1,364,761
Nissan Motor Co. Ltd. - ADR	36,396	727,374
Toyota Motor Corp. - ADR	27,232	2,859,905
		4,952,040
BANKS—1.6%
Mitsubishi UFJ Financial Group, Inc. - ADR	269,546	1,819,435
Mizuho Financial Group, Inc. - ADR	132,028	484,543
Sumitomo Mitsui Financial Group, Inc. - ADR	213,385	1,677,206
Sumitomo Mitsui Trust Holdings, Inc.	298	10,649
Sumitomo Mitsui Trust Holdings, Inc. - ADR	39,737	142,258
		4,134,091
BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	600	25,233
Asahi Glass Co. Ltd. - ADR	21,219	190,971
		216,204
CAPITAL MARKETS—0.4%
Daiwa Securities Group, Inc.	16,000	94,717
Daiwa Securities Group, Inc. - ADR	49,678	294,590
Nomura Holdings, Inc. - ADR	94,167	568,769
		958,076
CHEMICALS—0.5%
Nitto Denko Corp.	500	41,078
Nitto Denko Corp. - ADR	11,626	478,875
Shin-Etsu Chemical Co. Ltd.	5,600	507,122
Sumitomo Chemical Co. Ltd.	38,000	218,263
		1,245,338
COMMERCIAL SERVICES & SUPPLIES—0.2%
Dai Nippon Printing Co. Ltd.	50,000	554,814
Dai Nippon Printing Co. Ltd. - ADR	37	412
		555,226
CONSTRUCTION & ENGINEERING—0.2%
Obayashi Corp.	55,000	645,995

DIVERSIFIED FINANCIAL SERVICES—0.4%
ORIX Corp.	20,100	310,963
ORIX Corp. - ADR	9,867	768,935
		1,079,898
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
Nippon Telegraph & Telephone Corp. - ADR	32,480	1,530,458

ELECTRIC UTILITIES—0.1%
Chubu Electric Power Co., Inc.	12,600	167,205
Tohoku Electric Power Co., Inc.	12,700	175,589
		342,794
ELECTRICAL EQUIPMENT—0.3%
Nidec Corp. - ADR	30,872	790,014

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
Hitachi Ltd.	26,000	159,370
Hitachi Ltd. - ADR	5,344	329,458
Kyocera Corp.	2,800	161,970
Kyocera Corp. - ADR	3,162	184,250
Murata Manufacturing Co. Ltd.	2,300	349,080
Murata Manufacturing Co. Ltd. - ADR	1,592	60,591
TDK Corp.	800	52,565
TDK Corp. - ADR	826	54,327
		1,351,611
FOOD PRODUCTS—0.2%
Ajinomoto Co., Inc.	7,000	151,022
Meiji Holdings Co. Ltd.	2,000	161,999
Yakult Honsha Co. Ltd.	2,800	190,451
		503,472
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Hoya Corp.	9,500	492,696
Hoya Corp. - ADR	1,734	90,428
Terumo Corp.	11,800	464,257
		1,047,381
HOUSEHOLD DURABLES—0.8%
Sekisui House Ltd.	8,000	140,802
Sekisui House Ltd. - ADR	30,149	535,597
Sony Corp. - ADR	38,785	1,481,199
		2,157,598
INSURANCE—0.4%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	575,669
Tokio Marine Holdings, Inc.	4,600	190,225
Tokio Marine Holdings, Inc. - ADR	7,354	305,706
		1,071,600
INTERNET & DIRECT MARKETING RETAIL—0.1%
Rakuten, Inc.	18,400	216,278

IT SERVICES—0.1%
Fujitsu Ltd.	20,000	147,204
Fujitsu Ltd. - ADR	1,240	45,557
		192,761
LEISURE PRODUCTS—0.1%
Shimano, Inc.	1,600	252,939

MACHINERY—0.8%
FANUC Corp.	1,100	211,794
FANUC Corp. - ADR	43,920	847,656
Kubota Corp. - ADR	7,847	662,836
Makita Corp.	1,200	44,332
Makita Corp. - ADR	9,872	366,054
		2,132,672
MARINE—0.1%
Nippon Yusen KK	56,000	104,063
Nippon Yusen KK - ADR	7,243	26,946
		131,009
METALS & MINING—0.1%
Sumitomo Metal Mining Co. Ltd.	23,000	306,851

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
JAPAN—16.2%, continued
OIL, GAS & CONSUMABLE FUELS—0.1%
Inpex Corp.	26,239	$252,195

PERSONAL PRODUCTS—0.5%
Kao Corp.	1,000	59,323
Kao Corp. - ADR	11,651	692,244
Shiseido Co. Ltd.	2,100	74,575
Shiseido Co. Ltd. - ADR	15,035	537,501
		1,363,643
PHARMACEUTICALS—0.5%
Astellas Pharma, Inc.	17,800	217,534
Astellas Pharma, Inc. - ADR	24,473	299,305
Daiichi Sankyo Co. Ltd.	7,700	181,221
Daiichi Sankyo Co. Ltd. - ADR	1,901	43,438
Takeda Pharmaceutical Co. Ltd.	2,700	137,053
Takeda Pharmaceutical Co. Ltd. - ADR	18,144	461,221
		1,339,772
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Daiwa House Industry Co. Ltd. - ADR	15,470	528,068
Mitsubishi Estate Co. Ltd.	11,000	204,752
Mitsubishi Estate Co. Ltd. - ADR	11,717	218,815
Mitsui Fudosan Co. Ltd.	21,000	500,493
Sumitomo Realty & Development Co. Ltd.	13,000	400,507
		1,852,635
RETAIL—0.4%
Japan Retail Fund Investment Corp. (a)	607	1,119,877

ROAD & RAIL—0.6%
Central Japan Railway Co.	1,348	219,453
East Japan Railway Co.	3,590	342,976
East Japan Railway Co. - ADR	29,226	463,963
Keikyu Corp.	37,000	445,105
		1,471,497
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Rohm Co. Ltd.	700	53,712
Rohm Co. Ltd. - ADR	2,660	101,745
		155,457
SOFTWARE—0.4%
Nintendo Co. Ltd.	300	100,507
Nintendo Co. Ltd. - ADR	22,464	939,444
		1,039,951
SPECIALTY RETAIL—0.1%
Fast Retailing Co. Ltd.	700	232,898

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
Canon, Inc. - ADR	57,457	1,954,687
FUJIFILM Holdings Corp. - ADR	11,626	418,420
Seiko Epson Corp.	1,200	26,663
Seiko Epson Corp. - ADR	10,312	114,669
		2,514,439
TEXTILES, APPAREL & LUXURY GOODS—0.1%
Wacoal Holdings Corp. - ADR	5,242	353,835

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsubishi Corp.	16,300	341,449
Mitsui & Co. Ltd. - ADR	1,637	467,928
		809,377
WIRELESS TELECOMMUNICATION SERVICES—1.1%
KDDI Corp. - ADR	51,612	680,246
NTT DoCoMo, Inc. - ADR	32,356	765,220
Softbank Group Corp.	7,200	582,363
Softbank Group Corp. - ADR	21,536	876,515
		2,904,344
TOTAL JAPAN		42,291,641

JERSEY—0.5%
METALS & MINING—0.5%
Glencore plc	220,536	825,024
Randgold Resources Ltd. - ADR	4,722	417,708
TOTAL JERSEY		1,242,732

LUXEMBOURG—0.6%
ENERGY EQUIPMENT & SERVICES—0.2%
Tenaris SA - ADR	20,102	625,976

MEDIA—0.4%
RTL Group SA	12,091	913,005
TOTAL LUXEMBOURG		1,538,981

MEXICO—1.4%
BANKS—0.1%
Grupo Financiero Banorte SAB de CV - ADR	5,851	186,822

BEVERAGES—0.2%
Coca-Cola Femsa SAB de CV - ADR	7,597	643,238

CONSTRUCTION MATERIALS—0.3%
Cemex SAB de CV - ADR (a)	83,354	785,195

FOOD & STAPLES RETAILING—0.3%
Wal-Mart de Mexico SAB de CV - ADR	29,614	687,341

MEDIA—0.1%
Grupo Televisa SAB - ADR	11,081	270,044

METALS & MINING—0.1%
Fresnillo plc	14,613	282,853

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	4,513	506,810

WIRELESS TELECOMMUNICATION SERVICES—0.1%
America Movil SAB de CV - Series L - ADR	17,340	276,053
TOTAL MEXICO		3,638,356

NETHERLANDS—3.4%
AUTOMOBILES—0.4%
Ferrari NV	8,603	740,030
Fiat Chrysler Automobiles NV (a)	26,965	286,638
		1,026,668
BANKS—0.6%
ING Groep NV - ADR	90,007	1,565,222

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
NETHERLANDS—3.4%, continued
CHEMICALS—0.2%
Akzo Nobel NV - ADR	19,227	$557,775

FOOD & STAPLES RETAILING—0.4%
Koninklijke Ahold Delhaize NV	5,491	104,991
Koninklijke Ahold Delhaize NV - ADR	49,012	938,090
		1,043,081
INDUSTRIAL CONGLOMERATES—0.4%
Koninklijke Philips NV - NY Registry Shares	30,708	1,099,961

LIFE SCIENCES TOOLS & SERVICES—0.2%
Qiagen NV	16,162	541,912

MEDIA—0.1%
Wolters Kluwer NV	954	40,388
Wolters Kluwer NV - ADR	7,337	311,419
		351,807
OIL, GAS & CONSUMABLE FUELS—0.1%
Koninklijke Vopak NV	3,557	164,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
ASML Holding NV - NY Registry Shares	6,611	861,479
NXP Semiconductors NV (a)	5,879	643,457
		1,504,936
SOFTWARE—0.1%
Gemalto NV	2,161	129,709

TRADING COMPANIES & DISTRIBUTORS—0.3%
AerCap Holdings NV (a)	18,140	842,240
TOTAL NETHERLANDS		8,828,261

NORWAY—1.1%
CHEMICALS—0.1%
Yara International ASA - ADR	7,283	273,185

METALS & MINING—0.2%
Norsk Hydro ASA	61,990	343,611
Norsk Hydro ASA - ADR	13,201	73,002
		416,613
OIL, GAS & CONSUMABLE FUELS—0.8%
Statoil ASA - ADR	133,829	2,212,193
TOTAL NORWAY		2,901,991

PERU—0.3%
METALS & MINING—0.3%
Southern Copper Corp.	24,026	832,020

PORTUGAL—0.1%
ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal SA	82,980	271,355
EDP - Energias de Portugal SA - ADR	1,231	40,321
TOTAL PORTUGAL		311,676

RUSSIA—0.1%
WIRELESS TELECOMMUNICATION SERVICES—0.1%
Mobile TeleSystems PJSC - ADR	37,298	312,557

SINGAPORE—1.4%
BANKS—1.0%
DBS Group Holdings Ltd.	10,656	160,519
DBS Group Holdings Ltd. - ADR	19,975	1,208,487
United Overseas Bank Ltd.	24,187	406,156
United Overseas Bank Ltd. - ADR	22,014	742,973
		2,518,135
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Singapore Telecommunications Ltd.	86,000	242,980
Singapore Telecommunications Ltd. - ADR	6,886	194,770
		437,750
INDUSTRIAL CONGLOMERATES—0.2%
Keppel Corp. Ltd.	11,721	53,547
Keppel Corp. Ltd. - ADR	49,775	454,943
		508,490
MACHINERY—0.1%
Sembcorp Marine Ltd.	204,000	243,736

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0% (b)
Keppel REIT	737	613
TOTAL SINGAPORE		3,708,724

SOUTH AFRICA—1.2%
BANKS—0.1%
Standard Bank Group Ltd. - ADR	19,275	212,218

MEDIA—0.5%
Naspers Ltd. - ADR	61,310	1,247,658

METALS & MINING—0.4%
Gold Fields Ltd. - ADR	273,785	952,772

TRADING COMPANIES & DISTRIBUTORS—0.1%
Barloworld Ltd.	45,286	376,587

WIRELESS TELECOMMUNICATION SERVICES—0.1%
MTN Group Ltd. - ADR	50,154	432,829
TOTAL SOUTH AFRICA		3,222,064

SOUTH KOREA—2.5%
BANKS—1.4%
KB Financial Group, Inc. - ADR	35,152	1,774,824
Shinhan Financial Group Co. Ltd. - ADR	30,017	1,305,439
Woori Bank - ADR	9,632	469,078
		3,549,341
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
KT Corp. - ADR	71,631	1,191,940

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—0.4%
LG Display Co. Ltd. - ADR	61,056	981,170

WIRELESS TELECOMMUNICATION SERVICES—0.3%
SK Telecom Co. Ltd. - ADR	32,754	840,795
TOTAL SOUTH KOREA		6,563,246

SPAIN—2.2%
BANKS—0.9%
Banco Bilbao Vizcaya Argentaria SA - ADR	102,689	858,480
Banco Santander SA - ADR	230,491	1,541,985
		2,400,465

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
SPAIN—2.2%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Telefonica SA - ADR	103,466	$1,075,012

ELECTRIC UTILITIES—0.2%
Iberdrola SA - ADR	16,749	531,362

METALS & MINING—0.1%
Acerinox SA (a)	16,589	227,092

OIL, GAS & CONSUMABLE FUELS—0.3%
Repsol SA	24,639	377,113
Repsol SA - ADR	27,585	425,085
		802,198
SPECIALTY RETAIL—0.3%
Industria de Diseno Textil SA	17,640	677,191
TOTAL SPAIN		5,713,320

SWEDEN—2.1%
COMMUNICATIONS EQUIPMENT—0.2%
Telefonaktiebolaget LM Ericsson - ADR	68,485	491,037

CONSTRUCTION & ENGINEERING—0.3%
Skanska AB - Class B	37,142	881,108

HOUSEHOLD PRODUCTS—0.2%
Essity Aktiebolag AB - Class B	12,219	334,240
Svenska Cellulosa AB SCA - Class B	12,219	92,442
		426,682
MACHINERY—0.8%
Alfa Laval AB	23,419	479,134
Atlas Copco AB - Class A	8,922	341,992
Atlas Copco AB - Class A - ADR	18,292	707,717
Sandvik AB	19,176	301,526
Sandvik AB - ADR	20,116	318,235
		2,148,604
METALS & MINING—0.2%
Boliden AB	22,985	627,097

OIL, GAS & CONSUMABLE FUELS—0.2%
Lundin Petroleum AB (a)	24,270	466,879

SPECIALTY RETAIL—0.2%
Hennes & Mauritz AB - ADR	65,360	323,205
Hennes & Mauritz AB - Class B	3,195	79,586
		402,791
TOTAL SWEDEN		5,444,198

SWITZERLAND—6.7%
CAPITAL MARKETS—0.7%
Credit Suisse Group AG - ADR	31,487	459,710
Julius Baer Group Ltd.	9,537	501,743
UBS Group AG	46,462	788,925
		1,750,378
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Swisscom AG - ADR	7,140	346,290

ELECTRICAL EQUIPMENT—0.6%
ABB Ltd. - ADR	61,282	1,525,922

FOOD PRODUCTS—2.2%
Barry Callebaut AG	397	545,650
Nestle SA - ADR	60,374	5,264,613
		5,810,263
INSURANCE—0.6%
Swiss Re AG	3,563	325,669
Zurich Insurance Group AG - ADR	38,250	1,114,223
		1,439,892
MACHINERY—0.1%
Schindler Holding AG	1,587	329,005

PHARMACEUTICALS—2.0%
Novartis AG - ADR	31,455	2,625,549
Roche Holding AG - ADR	80,784	2,568,931
		5,194,480
PROFESSIONAL SERVICES—0.2%
Adecco SA	4,136	314,425
Adecco SA - ADR	4,982	190,063
		504,488
TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	537	32,967
Wolseley plc - ADR	63,056	389,056
		422,023
TOTAL SWITZERLAND		17,322,741

TAIWAN—2.2%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
Chunghwa Telecom Co. Ltd. - ADR	40,566	1,428,734

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
Advanced Semiconductor Engineering, Inc. - ADR	101,549	640,774
Siliconware Precision Industries Co. Ltd. - ADR	70,913	565,177
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	77,900	2,723,384
United Microelectronics Corp. - ADR	191,039	466,135
		4,395,470
TOTAL TAIWAN		5,824,204

TURKEY—0.1%
BANKS—0.1%
Turkiye Garanti Bankasi AS - ADR	59,610	166,312

UNITED KINGDOM—11.4%
BANKS—1.9%
Barclays plc - ADR	64,161	679,465
HSBC Holdings plc - ADR	60,926	2,826,357
Lloyds Banking Group plc - ADR	269,987	953,054
Standard Chartered plc	45,039	455,957
		4,914,833
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
BT Group plc - ADR	38,538	748,022

ELECTRIC UTILITIES—0.3%
SSE plc	8,585	162,483
SSE plc - ADR	39,878	768,449
		930,932

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
UNITED KINGDOM—11.4%, continued
ENERGY EQUIPMENT & SERVICES—0.3%
AMEC Foster Wheeler plc	32,410	$197,236
Subsea 7 SA	42,228	567,979
Subsea 7 SA - ADR	2,780	37,602
		802,817
FOOD & STAPLES RETAILING—0.3%
J Sainsbury plc	4,806	15,757
J Sainsbury plc - ADR	18,741	249,443
Tesco plc (a)	46,000	101,142
Tesco plc - ADR (a)	29,931	201,136
WM Morrison Supermarkets plc	29,374	92,287
WM Morrison Supermarkets plc - ADR	8,054	126,850
		786,615
FOOD PRODUCTS—0.2%
Associated British Foods plc	11,454	437,893

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Smith & Nephew plc	4,232	73,040
Smith & Nephew plc - ADR	24,332	847,970
		921,010
HOTELS, RESTAURANTS & LEISURE—0.6%
Compass Group plc	2,160	45,580
Compass Group plc - ADR	45,261	971,754
Intercontinental Hotels Group plc	9,114	506,100
		1,523,434
HOUSEHOLD PRODUCTS—0.8%
Reckitt Benckiser Group plc	5,677	575,605
Reckitt Benckiser Group plc - ADR	70,985	1,469,389
		2,044,994
INSURANCE—0.7%
Aviva plc	41,971	287,566
Aviva plc - ADR	22,486	311,206
Prudential plc - ADR	26,183	1,204,680
		1,803,452
MEDIA—1.0%
Pearson plc - ADR	52,078	467,140
RELX plc	4,710	101,843
RELX plc - ADR	48,463	1,061,340
WPP plc - ADR	9,005	949,217
		2,579,540
MULTI-LINE RETAIL—0.2%
Marks & Spencer Group plc	10,719	46,537
Marks & Spencer Group plc - ADR	25,759	224,103
Next plc	3,908	196,288
		466,928
MULTI-UTILITIES—0.7%
National Grid plc	26,991	1,695,575

OIL, GAS & CONSUMABLE FUELS—0.1%
Tullow Oil plc (a)	112,077	220,005
Tullow Oil plc - ADR (a)	15,976	16,136
		236,141
PERSONAL PRODUCTS—0.9%
Unilever NV - NY Registry Shares - ADR	42,041	2,323,606

PHARMACEUTICALS—1.5%
AstraZeneca plc - ADR	48,500	1,653,365
GlaxoSmithKline plc - ADR	50,820	2,191,358
		3,844,723
PROFESSIONAL SERVICES—0.1%
Capita plc	32,934	296,647

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.2%
Land Securities Group plc	30,627	403,727

SOFTWARE—0.1%
Sage Group plc	33,781	302,736
Sage Group plc - ADR	2,320	82,934
		385,670
SPECIALTY RETAIL—0.1%
Kingfisher plc - ADR	29,151	232,916

WATER UTILITIES—0.2%
Severn Trent plc	10,914	310,200
United Utilities Group plc	2,386	26,961
United Utilities Group plc - ADR	12,883	297,082
		634,243
WIRELESS TELECOMMUNICATION SERVICES—0.6%
Vodafone Group plc - ADR	58,711	1,686,767
TOTAL UNITED KINGDOM		29,700,485

UNITED STATES—2.1%
DIVERSIFIED CONSUMER SERVICES—0.2%
New Oriental Education & Technology Group, Inc. - ADR (a)	7,334	516,974

HOTELS, RESTAURANTS & LEISURE—0.5%
Carnival plc - ADR	7,671	507,206
Yum China Holdings, Inc. (a)	21,920	864,306
		1,371,512
IT SERVICES—0.2%
CGI Group, Inc. - Class A (a)	9,434	481,794

MEDIA—0.3%
Thomson Reuters Corp.	14,688	679,908

MULTI-LINE RETAIL—0.4%
JD.com, Inc. - ADR (a)	25,659	1,006,346

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
STMicroelectronics NV - NY Registry Shares	37,925	545,361

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Gildan Activewear, Inc.	25,642	787,979
TOTAL UNITED STATES		5,389,874
TOTAL COMMON STOCKS (COST $210,025,242)		256,086,730

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2017 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	$600,000	$600,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/18	750,000	750,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/18	500,000	500,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	500,000	500,000
TOTAL CORPORATE NOTES (COST $2,350,000)				2,350,000

TOTAL INVESTMENTS (COST (d) $212,375,242—Unrealized gain/loss $46,061,488)—99.2%				$258,436,730
Other Assets in Excess of Liabilities—0.8%				2,049,903
NET ASSET—100.0%				$260,486,633

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security.
(d)	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%
AEROSPACE & DEFENSE—0.2%
TransDigm Group, Inc.	1,320	$354,908

AIR FREIGHT & LOGISTICS—0.2%
United Parcel Service, Inc. - Class B	3,150	348,359

AIRLINES—0.8%
American Airlines Group, Inc.	12,970	652,651
Delta Air Lines, Inc.	13,910	747,523
		1,400,174
AUTO COMPONENTS—0.4%
Delphi Automotive plc	4,830	423,350
Goodyear Tire & Rubber Co. (The)	9,590	335,266
		758,616
AUTOMOBILES—0.6%
Ford Motor Co.	88,423	989,453

BANKS—13.0%
Bank of America Corp.	206,280	5,004,353
BB&T Corp.	28,654	1,301,178
Citigroup, Inc.	55,866	3,736,318
Citizens Financial Group, Inc.	4,490	160,203
Fifth Third Bancorp	13,220	343,191
Huntington Bancshares, Inc.	18,154	245,442
JPMorgan Chase & Co.	78,335	7,159,819
KeyCorp	19,528	365,955
M&T Bank Corp.	3,476	562,938
PNC Financial Services Group, Inc. (The)	12,861	1,605,953
Regions Financial Corp.	24,860	363,950
SunTrust Banks, Inc.	9,636	546,554
U.S. Bancorp	30,567	1,587,039
		22,982,893
BEVERAGES—2.2%
Coca-Cola Co. (The)	47,220	2,117,817
PepsiCo, Inc.	15,769	1,821,162
		3,938,979
BIOTECHNOLOGY—0.9%
Amgen, Inc.	7,514	1,294,136
Vertex Pharmaceuticals, Inc. (a)	2,930	377,589
		1,671,725
BUILDING PRODUCTS—0.2%
Masco Corp.	9,010	344,272

CAPITAL MARKETS—3.8%
Ameriprise Financial, Inc.	1,806	229,886
Bank of New York Mellon Corp. (The)	29,004	1,479,784
BlackRock, Inc.	992	419,031
Franklin Resources, Inc.	7,540	337,717
Goldman Sachs Group, Inc. (The)	7,297	1,619,204
Invesco Ltd.	9,712	341,765
Morgan Stanley	28,381	1,264,657
Northern Trust Corp.	3,977	386,604
State Street Corp.	6,240	559,915
		6,638,563
CHEMICALS—3.7%
Air Products & Chemicals, Inc.	3,687	527,462
Dow Chemical Co. (The)	25,460	1,605,762
E.I. du Pont de Nemours & Co.	9,059	731,152
Eastman Chemical Co.	3,520	295,645
Ecolab, Inc.	5,966	791,987
International Flavors & Fragrances, Inc.	1,480	199,800
LyondellBasell Industries NV - Class A	10,220	862,466
Mosaic Co. (The)	10,240	233,779
Praxair, Inc.	9,146	1,212,302
		6,460,355
COMMERCIAL SERVICES & SUPPLIES—1.5%
Johnson Controls International plc	22,287	966,364
Republic Services, Inc.	9,250	589,503
Stericycle, Inc. (a)	3,920	299,174
Waste Management, Inc.	10,850	795,848
		2,650,889
COMMUNICATIONS EQUIPMENT—1.7%
Cisco Systems, Inc.	98,575	3,085,398

CONSUMER FINANCE—1.1%
American Express Co.	6,564	552,951
Capital One Financial Corp.	10,900	900,558
Synchrony Financial	13,930	415,393
		1,868,902
CONTAINERS & PACKAGING—0.6%
Ball Corp.	12,508	527,963
International Paper Co.	5,781	327,262
WestRock Co.	4,550	257,803
		1,113,028
DISTRIBUTORS—0.4%
Genuine Parts Co.	7,820	725,383

DIVERSIFIED FINANCIAL SERVICES—0.3%
CME Group, Inc.	3,070	384,487
Leucadia National Corp.	8,360	218,697
		603,184
DIVERSIFIED TELECOMMUNICATION SERVICES—3.4%
AT&T, Inc.	111,181	4,194,859
CenturyLink, Inc.	7,688	183,589
Verizon Communications, Inc.	37,430	1,671,624
		6,050,072
ELECTRIC UTILITIES—4.6%
American Electric Power Co., Inc.	15,270	1,060,807
Duke Energy Corp.	21,544	1,800,863
Edison International	5,807	454,049
Eversource Energy	11,270	684,202
NextEra Energy, Inc.	6,925	970,400
PPL Corp.	21,901	846,693
Southern Co. (The)	34,381	1,646,162
Xcel Energy, Inc.	15,124	693,889
		8,157,065
ELECTRICAL EQUIPMENT—1.0%
Eaton Corp. plc	6,720	523,018
Emerson Electric Co.	13,984	833,726
Rockwell Automation, Inc.	2,280	369,269
		1,726,013
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
TE Connectivity Ltd.	6,156	484,354

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
ENERGY EQUIPMENT & SERVICES—2.2%
Baker Hughes, Inc.	11,480	$625,775
National Oilwell Varco, Inc.	9,526	313,787
Schlumberger Ltd.	32,436	2,135,586
TechnipFMC plc (a)	20,350	553,520
Transocean Ltd. (a)	21,310	175,381
		3,804,049
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.6%
Crown Castle International Corp.	1,960	196,353
Equity Residential	2,540	167,208
Iron Mountain, Inc.	5,070	174,205
Public Storage	1,620	337,818
Ventas, Inc.	2,420	168,142
		1,043,726
FOOD & STAPLES RETAILING—4.7%
Costco Wholesale Corp.	8,400	1,343,412
CVS Health Corp.	26,003	2,092,201
Kroger Co. (The)	23,634	551,145
Sysco Corp.	7,993	402,288
Walgreen Boots Alliance, Inc.	18,410	1,441,687
Wal-Mart Stores, Inc.	28,280	2,140,230
Whole Foods Market, Inc.	6,300	265,293
		8,236,256
FOOD PRODUCTS—2.3%
Conagra Brands, Inc.	6,540	233,870
General Mills, Inc.	5,864	324,866
Hormel Foods Corp.	5,000	170,550
J.M. Smucker Co. (The)	2,030	240,210
Kellogg Co.	2,689	186,778
Kraft Heinz Co. (The)	13,020	1,115,033
Mondelēz International, Inc. - Class A	35,312	1,525,125
Tyson Foods, Inc. - Class A	3,530	221,084
		4,017,516
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
Abbott Laboratories	35,130	1,707,670
Baxter International, Inc.	9,382	567,986
Becton, Dickinson and Co.	1,720	335,589
Danaher Corp.	15,190	1,281,884
DENTSPLY SIRONA, Inc.	4,770	309,287
Medtronic plc	28,240	2,506,300
		6,708,716
HEALTH CARE PROVIDERS & SERVICES—3.4%
AmerisourceBergen Corp.	4,320	408,370
Anthem, Inc.	5,470	1,029,071
Cardinal Health, Inc.	8,170	636,606
Centene Corp. (a)	3,730	297,952
Cigna Corp.	5,445	911,439
DaVita, Inc. (a)	5,270	341,285
Express Scripts Holding Co. (a)	12,457	795,255
HCA Healthcare, Inc. (a)	2,520	219,744
Laboratory Corp. of America Holdings (a)	2,670	411,554
McKesson Corp.	3,974	653,882
UnitedHealth Group, Inc.	1,390	257,734
		5,962,892
HOTELS, RESTAURANTS & LEISURE—1.0%
Carnival Corp.	8,393	550,329
McDonald's Corp.	7,590	1,162,484
		1,712,813
HOUSEHOLD DURABLES—0.7%
D.R. Horton, Inc.	12,220	422,445
Leggett & Platt, Inc.	3,240	170,197
Newell Brands, Inc.	5,730	307,243
Whirlpool Corp.	1,752	335,718
		1,235,603
HOUSEHOLD PRODUCTS—1.8%
Colgate-Palmolive Co.	6,578	487,627
Kimberly-Clark Corp.	2,070	267,258
Procter & Gamble Co. (The)	28,046	2,444,209
		3,199,094
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.2%
AES Corp.	28,654	318,346

INDUSTRIAL CONGLOMERATES—1.1%
3M Co.	7,625	1,587,449
Roper Technologies, Inc.	1,890	437,591
		2,025,040
INSURANCE—8.6%
Aflac, Inc.	10,310	800,881
Allstate Corp. (The)	13,209	1,168,204
American International Group, Inc.	24,607	1,538,430
Aon plc	2,137	284,114
Assurant, Inc.	2,924	303,189
Chubb Corp.	20,437	2,971,132
Cincinnati Financial Corp.	3,262	236,332
Hartford Financial Services Group, Inc. (The)	9,080	477,336
Lincoln National Corp.	4,220	285,188
Loews Corp.	10,970	513,506
Marsh & McLennan Cos., Inc.	3,820	297,807
MetLife, Inc.	27,543	1,513,212
Principal Financial Group, Inc.	6,500	416,455
Progressive Corp. (The)	19,043	839,606
Prudential Financial, Inc.	12,740	1,377,704
Travelers Cos., Inc. (The)	9,463	1,197,353
Unum Group	5,160	240,611
Willis Towers Watson plc	2,350	341,831
XL Group Ltd.	8,980	393,324
		15,196,215
INTERNET SOFTWARE & SERVICES—0.4%
Alphabet, Inc. - Class C (a)	300	272,619
eBay, Inc. (a)	13,068	456,335
		728,954
IT SERVICES—1.2%
Accenture plc - Class A	3,890	481,115
International Business Machines Corp.	7,332	1,127,881
Paychex, Inc.	3,684	209,767
Visa, Inc. - Class A	3,120	292,594
		2,111,357
LIFE SCIENCES TOOLS & SERVICES—0.5%
Thermo Fisher Scientific, Inc.	4,884	852,112

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
MACHINERY—1.8%
Deere & Co.	4,267	$527,358
Dover Corp.	5,143	412,571
Flowserve Corp.	3,900	181,077
Illinois Tool Works, Inc.	2,235	320,164
Ingersoll-Rand plc	2,625	239,899
PACCAR, Inc.	2,996	197,856
Parker-Hannifin Corp.	1,567	250,438
Pentair plc	4,480	298,099
Snap-on, Inc.	2,090	330,220
Stanley Black & Decker, Inc.	2,630	370,120
		3,127,802
MEDIA—1.6%
Charter Communications, Inc. - Class A (a)	820	276,217
Comcast Corp. - Class A	5,450	212,114
Omnicom Group, Inc.	2,019	167,375
Twenty-First Century Fox, Inc. - Class B	21,460	598,090
Viacom, Inc. - Class B	4,870	163,486
Walt Disney Co. (The)	12,757	1,355,431
		2,772,713
METALS & MINING—0.3%
Newmont Mining Corp.	8,330	269,809
Nucor Corp.	5,300	306,711
		576,520
MULTI-LINE RETAIL—0.4%
Macy's, Inc.	8,583	199,469
Target Corp.	9,106	476,153
		675,622
MULTI-UTILITIES—1.5%
Ameren Corp.	5,570	304,512
Consolidated Edison, Inc.	7,361	594,916
DTE Energy Co.	5,910	625,219
NiSource, Inc.	6,840	173,463
Sempra Energy	7,343	827,923
WEC Energy Group, Inc.	2,940	180,457
		2,706,490
OIL, GAS & CONSUMABLE FUELS—8.6%
Anadarko Petroleum Corp.	6,410	290,629
Apache Corp.	5,378	257,768
ConocoPhillips	55,397	2,435,252
EOG Resources, Inc.	9,010	815,585
EQT Corp.	5,638	330,331
Hess Corp.	21,630	948,908
Kinder Morgan, Inc.	53,301	1,021,247
Marathon Oil Corp.	35,486	420,509
Marathon Petroleum Corp.	13,936	729,271
Murphy Oil Corp.	13,916	356,667
Noble Energy, Inc.	10,718	303,319
Occidental Petroleum Corp.	57,570	3,446,716
ONEOK, Inc.	6,125	319,480
Phillips 66	20,080	1,660,415
Pioneer Natural Resources Co.	1,110	177,134
Tesoro Corp.	4,480	419,328
Valero Energy Corp.	14,510	978,845
Williams Cos., Inc. (The)	9,371	283,754
		15,195,158
PERSONAL PRODUCTS—0.1%
Estée Lauder Cos., Inc. (The) - Class A	2,200	211,156

PHARMACEUTICALS—4.4%
AbbVie, Inc.	3,278	237,688
Bristol-Myers Squibb Co.	15,019	836,859
Eli Lilly & Co.	14,157	1,165,121
Johnson & Johnson	23,521	3,111,593
Mallinckrodt plc (a)	5,340	239,286
Merck & Co., Inc.	24,171	1,549,119
Mylan NV (a)	10,220	396,740
Perrigo Co. plc	3,340	252,237
		7,788,643
PROFESSIONAL SERVICES—0.1%
Nielsen Holdings plc	5,930	229,254

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.8%
HCP, Inc.	8,647	276,358
Simon Property Group, Inc.	3,089	499,677
Weyerhaeuser Co.	16,349	547,691
		1,323,726
ROAD & RAIL—0.8%
CSX Corp.	5,740	313,174
Norfolk Southern Corp.	4,645	565,297
Union Pacific Corp.	5,360	583,758
		1,462,229
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
Intel Corp.	55,118	1,859,681
Micron Technology, Inc. (a)	13,970	417,144
Qorvo, Inc. (a)	2,470	156,401
		2,433,226
SOFTWARE—1.2%
Adobe Systems, Inc. (a)	1,819	257,279
CA, Inc.	7,512	258,938
Microsoft Corp.	3,090	212,994
Oracle Corp.	26,762	1,341,847
		2,071,058
SOFTWARE & SERVICES—0.2%
S&P Global, Inc.	2,128	310,667

SPECIALTY RETAIL—0.6%
Home Depot, Inc. (The)	1,142	175,183
Lowe's Cos., Inc.	8,780	680,713
Staples, Inc.	25,360	255,375
		1,111,271
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
Apple, Inc.	1,610	231,872
HP, Inc.	32,130	561,632
Seagate Technology plc	4,910	190,263
Western Digital Corp.	4,475	396,485
		1,380,252
TEXTILES, APPAREL & LUXURY GOODS—0.5%
NIKE, Inc. - Class B	11,440	674,960
VF Corp.	5,110	294,336
		969,296

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
WATER UTILITIES—0.2%
American Water Works Co., Inc.	3,640	$283,738
TOTAL COMMON STOCKS (COST $138,673,001)		174,134,095

RIGHTS—0.0% (b)
Safeway, Inc. (Casa Ley subsidiary), expiring 1/30/18 (Cost $0)	6,607	6,706

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	$750,000	$750,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/18	300,000	300,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/18	250,000	250,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	260,000	260,000
TOTAL CORPORATE NOTES (COST $1,560,000)				1,560,000

TOTAL INVESTMENTS (COST (d) $140,233,001—Unrealized gain/loss $35,467,800)—99.6%				$175,700,801
Other Assets in Excess of Liabilities—0.4%				746,050
NET ASSETS—100.0%				$176,446,851

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security.
(d)	Represents cost for financial reporting purposes.

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%
AEROSPACE & DEFENSE—0.4%
TransDigm Group, Inc.	3,846	$1,034,074

AIR FREIGHT & LOGISTICS—1.4%
C.H. Robinson Worldwide, Inc.	3,010	206,727
FedEx Corp.	5,881	1,278,117
United Parcel Service, Inc. - Class B	16,427	1,816,662
		3,301,506
AIRLINES—0.6%
Alaska Air Group, Inc.	2,640	236,967
Southwest Airlines Co.	13,080	812,791
United Continental Holdings, Inc. (a)	6,113	460,003
		1,509,761
AUTOMOBILES—0.1%
Harley-Davidson, Inc.	4,305	232,556

BANKS—1.2%
Citizens Financial Group, Inc.	6,231	222,322
Comerica, Inc.	4,494	329,140
JPMorgan Chase & Co.	2,354	215,156
KeyCorp	18,927	354,692
PNC Financial Services Group, Inc. (The)	2,433	303,809
U.S. Bancorp	25,805	1,339,796
		2,764,915
BEVERAGES—2.6%
Coca-Cola Co. (The)	54,004	2,422,079
Dr Pepper Snapple Group, Inc.	7,330	667,836
Monster Beverage Corp. (a)	8,550	424,764
PepsiCo, Inc.	23,089	2,666,549
		6,181,228
BIOTECHNOLOGY—3.5%
Alexion Pharmaceuticals, Inc. (a)	4,425	538,390
Amgen, Inc.	9,369	1,613,623
Biogen, Inc. (a)	4,102	1,113,119
Celgene Corp. (a)	15,030	1,951,946
Gilead Sciences, Inc.	27,152	1,921,818
Regeneron Pharmaceuticals, Inc. (a)	1,227	602,629
Vertex Pharmaceuticals, Inc. (a)	4,082	526,047
		8,267,572
BUILDING PRODUCTS—0.1%
Masco Corp.	6,010	229,642

CAPITAL MARKETS—1.3%
BlackRock, Inc.	1,574	664,873
Charles Schwab Corp. (The)	25,758	1,106,564
Moody's Corp.	3,611	439,386
S&P Global, Inc.	5,128	748,637
		2,959,460
CHEMICALS—2.1%
Air Products & Chemicals, Inc.	4,111	588,120
Albemarle Corp.	3,093	326,435
E.I. du Pont de Nemours & Co.	7,834	632,282
Ecolab, Inc.	5,322	706,496
International Flavors & Fragrances, Inc.	3,158	426,330
LyondellBasell Industries NV - Class A	2,820	237,980
Praxair, Inc.	8,079	1,070,871
Sherwin-Williams Co. (The)	2,820	989,707
		4,978,221
COMMERCIAL SERVICES & SUPPLIES—1.1%
Johnson Controls International plc	5,457	236,616
Republic Services, Inc.	14,451	920,962
Waste Management, Inc.	18,252	1,338,784
		2,496,362
COMMUNICATIONS EQUIPMENT—0.1%
Juniper Networks, Inc.	8,505	237,119

CONSTRUCTION MATERIALS—0.6%
Martin Marietta Materials, Inc.	2,886	642,366
Vulcan Materials Co.	5,294	670,644
		1,313,010
CONSUMER FINANCE—0.5%
American Express Co.	6,566	553,120
Discover Financial Services	10,384	645,781
		1,198,901
CONTAINERS & PACKAGING—0.2%
International Paper Co.	6,608	374,079

DIVERSIFIED FINANCIAL SERVICES—0.5%
CME Group, Inc.	3,995	500,334
Intercontinental Exchange, Inc.	10,235	674,691
		1,175,025
DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
AT&T, Inc.	7,872	297,011
Level 3 Communications, Inc. (a)	6,264	371,455
Verizon Communications, Inc.	49,462	2,208,973
		2,877,439
ELECTRIC UTILITIES—0.3%
NextEra Energy, Inc.	5,360	751,097

ELECTRICAL EQUIPMENT—1.1%
Acuity Brands, Inc.	2,418	491,531
Emerson Electric Co.	10,512	626,725
Rockwell Automation, Inc.	9,035	1,463,309
		2,581,565
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
Amphenol Corp. - Class A	7,167	529,068
Corning, Inc.	20,828	625,881
TE Connectivity Ltd.	5,385	423,692
		1,578,641
ENERGY EQUIPMENT & SERVICES—0.6%
Baker Hughes, Inc.	5,892	321,173
Schlumberger Ltd.	16,042	1,056,205
		1,377,378
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.9%
American Tower Corp.	10,594	1,401,798
AvalonBay Communities, Inc.	2,316	445,066
Crown Castle International Corp.	9,450	946,701
Digital Realty Trust, Inc.	4,316	487,492
Equinix, Inc.	1,753	752,318
Federal Realty Investment Trust	3,075	388,649
GGP, Inc.	12,536	295,348
Host Hotels & Resorts, Inc.	16,449	300,523
Iron Mountain, Inc.	8,187	281,305
Prologis, Inc.	13,062	765,956
Public Storage	2,206	460,017

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.9%, continued
Realty Income Corp.	5,555	$306,525
Simon Property Group, Inc.	5,204	841,799
UDR, Inc.	10,721	417,797
Ventas, Inc.	5,177	359,698
Welltower, Inc.	9,882	739,668
		9,190,660
FOOD & STAPLES RETAILING—0.4%
Sysco Corp.	7,188	361,772
Wal-Mart Stores, Inc.	2,611	197,600
Whole Foods Market, Inc.	6,590	277,505
		836,877
FOOD PRODUCTS—1.0%
General Mills, Inc.	17,792	985,677
Hershey Co. (The)	5,263	565,088
Kellogg Co.	8,108	563,182
Kraft Heinz Co. (The)	3,810	326,288
		2,440,235
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
Abbott Laboratories	16,121	783,642
Baxter International, Inc.	7,430	449,812
Becton, Dickinson and Co.	7,318	1,427,815
Boston Scientific Corp. (a)	28,192	781,482
C.R. Bard, Inc.	2,178	688,488
Danaher Corp.	15,314	1,292,348
Edwards Lifesciences Corp. (a)	4,070	481,237
Intuitive Surgical, Inc. (a)	887	829,673
Stryker Corp.	6,643	921,916
		7,656,413
HEALTH CARE PROVIDERS & SERVICES—2.9%
Aetna, Inc.	7,870	1,194,902
AmerisourceBergen Corp.	5,221	493,541
Centene Corp. (a)	2,008	160,399
HCA Healthcare, Inc. (a)	5,270	459,544
Humana, Inc.	3,143	756,269
UnitedHealth Group, Inc.	19,462	3,608,644
		6,673,299
HEALTH CARE TECHNOLOGY—0.2%
Cerner Corp. (a)	8,234	547,314

HOTELS, RESTAURANTS & LEISURE—2.3%
Chipotle Mexican Grill, Inc. (a)	790	328,719
Marriott International, Inc. - Class A	8,558	858,453
McDonald's Corp.	12,500	1,914,500
Starbucks Corp.	31,676	1,847,027
Yum! Brands, Inc.	6,767	499,134
		5,447,833
HOUSEHOLD DURABLES—0.2%
Mohawk Industries, Inc. (a)	1,064	257,158
Newell Brands, Inc.	5,827	312,444
		569,602
HOUSEHOLD PRODUCTS—2.2%
Church & Dwight Co., Inc.	4,430	229,828
Colgate-Palmolive Co.	19,805	1,468,145
Kimberly-Clark Corp.	6,725	868,265
Procter & Gamble Co. (The)	28,993	2,526,740
		5,092,978
INDUSTRIAL CONGLOMERATES—1.4%
3M Co.	13,549	2,820,766
Roper Technologies, Inc.	1,811	419,301
		3,240,067
INSURANCE—1.3%
Aflac, Inc.	4,154	322,683
Aon plc	6,821	906,852
Chubb Corp.	2,780	404,156
Marsh & McLennan Cos., Inc.	17,227	1,343,017
		2,976,708
INTERNET & DIRECT MARKETING RETAIL—4.8%
Amazon.com, Inc. (a)	7,761	7,512,648
Expedia, Inc.	2,852	424,805
Netflix, Inc. (a)	8,437	1,260,572
Priceline Group, Inc. (The) (a)	1,030	1,926,636
		11,124,661
INTERNET SOFTWARE & SERVICES—7.7%
Akamai Technologies, Inc. (a)	5,069	252,487
Alphabet, Inc. - Class A (a)	6,379	5,930,429
Alphabet, Inc. - Class C (a)	5,236	4,758,110
Facebook, Inc. - Class A (a)	46,207	6,976,333
		17,917,359
IT SERVICES—6.1%
Accenture plc - Class A	14,553	1,799,915
Automatic Data Processing, Inc.	8,962	918,247
Cognizant Technology Solutions Corp. - Class A	8,415	558,756
Fidelity National Information Services, Inc.	8,241	703,781
Fiserv, Inc. (a)	6,387	781,386
International Business Machines Corp.	10,084	1,551,222
MasterCard, Inc. - Class A	20,125	2,444,181
Paychex, Inc.	12,166	692,732
PayPal Holdings, Inc. (a)	22,112	1,186,751
Visa, Inc. - Class A	38,164	3,579,020
		14,215,991
LEISURE PRODUCTS—0.2%
Hasbro, Inc.	4,868	542,831

LIFE SCIENCES TOOLS & SERVICES—0.7%
Agilent Technologies, Inc.	5,785	343,109
Illumina, Inc. (a)	1,783	309,386
Thermo Fisher Scientific, Inc.	6,351	1,108,059
		1,760,554
MACHINERY—1.7%
Deere & Co.	4,488	554,672
Illinois Tool Works, Inc.	9,594	1,374,341
Ingersoll-Rand plc	6,896	630,226
PACCAR, Inc.	4,404	290,840
Parker-Hannifin Corp.	4,481	716,153
Xylem, Inc.	6,063	336,072
		3,902,304
MEDIA—4.9%
CBS Corp. - Class B	10,907	695,648
Charter Communications, Inc. - Class A (a)	4,569	1,539,068

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
MEDIA—4.9%, continued
Comcast Corp. - Class A	99,802	$3,884,294
Discovery Communications, Inc. - Class C (a)	13,725	346,007
Omnicom Group, Inc.	6,116	507,016
Time Warner, Inc.	16,206	1,627,244
Twenty-First Century Fox, Inc. - Class B	22,965	640,035
Walt Disney Co. (The)	19,939	2,118,519
		11,357,831
METALS & MINING—0.3%
Newmont Mining Corp.	12,767	413,523
Nucor Corp.	4,570	264,466
		677,989
MULTI-LINE RETAIL—0.2%
Dollar Tree, Inc. (a)	3,886	271,709
Target Corp.	4,956	259,149
		530,858
MULTI-UTILITIES—0.2%
CenterPoint Energy, Inc.	13,201	361,443

OIL, GAS & CONSUMABLE FUELS—1.2%
Apache Corp.	6,000	287,580
ConocoPhillips	4,907	215,712
EOG Resources, Inc.	6,985	632,282
EQT Corp.	3,520	206,237
Noble Energy, Inc.	775	21,933
Occidental Petroleum Corp.	8,735	522,964
ONEOK, Inc.	5,111	266,590
Pioneer Natural Resources Co.	3,656	583,424
Williams Cos., Inc. (The)	5,981	181,105
		2,917,827
PERSONAL PRODUCTS—0.3%
Estée Lauder Cos., Inc. (The) - Class A	7,700	739,046

PHARMACEUTICALS—5.5%
AbbVie, Inc.	36,696	2,660,827
Bristol-Myers Squibb Co.	19,655	1,095,177
Eli Lilly & Co.	12,108	996,488
Johnson & Johnson	35,751	4,729,500
Merck & Co., Inc.	37,284	2,389,532
Zoetis, Inc.	14,643	913,430
		12,784,954
PROFESSIONAL SERVICES—0.2%
Nielsen Holdings plc	10,461	404,422

ROAD & RAIL—1.2%
CSX Corp.	19,635	1,071,285
J.B. Hunt Transport Services, Inc.	2,550	233,019
Union Pacific Corp.	13,604	1,481,612
		2,785,916
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.3%
Advanced Micro Devices, Inc. (a)	17,610	219,773
Analog Devices, Inc.	7,094	551,913
Applied Materials, Inc.	24,367	1,006,601
Broadcom Ltd.	8,089	1,885,141
Intel Corp.	47,177	1,591,752
KLA-Tencor Corp.	4,512	412,893
Lam Research Corp.	3,913	553,416
Microchip Technology, Inc.	7,002	540,414
NVIDIA Corp.	10,929	1,579,896
QUALCOMM, Inc.	30,537	1,686,253
Skyworks Solutions, Inc.	3,110	298,405
Texas Instruments, Inc.	22,211	1,708,692
Xilinx, Inc.	4,619	297,094
		12,332,243
SOFTWARE—8.0%
Activision Blizzard, Inc.	14,012	806,671
Adobe Systems, Inc. (a)	10,776	1,524,157
Autodesk, Inc. (a)	4,626	466,393
Citrix Systems, Inc. (a)	3,452	274,710
Electronic Arts, Inc. (a)	5,362	566,871
Intuit, Inc.	5,164	685,831
Microsoft Corp.	154,029	10,617,219
Oracle Corp.	35,196	1,764,727
Red Hat, Inc. (a)	3,789	362,797
salesforce.com, Inc. (a)	13,105	1,134,893
Symantec Corp.	13,164	371,883
		18,576,152
SPECIALTY RETAIL—3.3%
Advance Auto Parts, Inc.	1,310	152,733
AutoZone, Inc. (a)	659	375,933
Home Depot, Inc. (The)	26,011	3,990,087
Lowe's Cos., Inc.	15,097	1,170,471
O'Reilly Automotive, Inc. (a)	2,290	500,915
Ross Stores, Inc.	6,132	354,000
TJX Cos., Inc. (The)	10,035	724,226
Ulta Beauty, Inc. (a)	1,400	402,276
		7,670,641
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.5%
Apple, Inc.	104,727	15,082,783

TEXTILES, APPAREL & LUXURY GOODS—0.5%
NIKE, Inc. - Class B	16,735	987,365
Under Armour, Inc. - Class A (a)	11,753	255,745
		1,243,110
TRADING COMPANIES & DISTRIBUTORS—0.4%
Fastenal Co.	12,862	559,883
W.W. Grainger, Inc.	1,898	342,646
		902,529
WATER UTILITIES—0.2%
American Water Works Co., Inc.	6,943	541,207
TOTAL COMMON STOCKS (COST $143,946,471)		230,464,188

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2017 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/15/17	$175,000	$175,000
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/18	650,000	650,000
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/18	475,000	475,000
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	800,000	800,000
TOTAL CORPORATE NOTES (COST $2,100,000)				2,100,000

TOTAL INVESTMENTS (COST (c) $146,046,471—Unrealized gain/loss $86,517,717)—99.6%				$232,564,188
Other Assets in Excess of Liabilities—0.4%				833,984
NET ASSETS—100.0%				$233,398,172

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%
AEROSPACE & DEFENSE—0.4%
Axon Enterprise, Inc. (a)	3,650	$91,761
Engility Holdings, Inc. (a)	2,850	80,940
		172,701
AIR FREIGHT & LOGISTICS—0.6%
Echo Global Logistics, Inc. (a)	4,470	88,953
Forward Air Corp.	2,040	108,691
Hub Group, Inc. - Class A (a)	2,260	86,671
		284,315
AUTO COMPONENTS—1.4%
American Axle & Manufacturing Holdings, Inc. (a)	5,900	92,040
Cooper-Standard Holdings, Inc. (a)	1,190	120,035
Dorman Products, Inc. (a)	2,250	186,233
Fox Factory Holding Corp. (a)	3,770	134,212
Gentherm, Inc. (a)	2,520	97,776
Standard Motor Products, Inc.	1,500	78,330
		708,626
AUTOMOBILES—0.6%
LCI Industries	1,700	174,080
Winnebago Industries, Inc.	3,730	130,550
		304,630
BANKS—7.6%
Ameris Bancorp	2,470	119,054
Banc of California, Inc.	4,200	90,300
Banner Corp.	1,960	110,760
Central Pacific Financial Corp.	2,270	71,437
City Holding Co.	1,460	96,170
Columbia Banking System, Inc.	3,710	147,843
Community Bank System, Inc.	2,710	151,137
Customers Bancorp, Inc. (a)	2,090	59,105
CVB Financial Corp.	6,370	142,879
Fidelity Southern Corp.	2,160	49,378
First BanCorp (a)	18,890	109,373
First Commonwealth Financial Corp.	5,600	71,008
First Financial Bancorp	4,940	136,838
First Financial Bankshares, Inc.	4,410	194,922
First Midwest Bancorp, Inc.	5,580	130,070
Glacier Bancorp, Inc.	5,010	183,416
Great Western Bancorp, Inc.	3,870	157,935
Hanmi Financial Corp.	2,240	63,728
Hope Bancorp, Inc.	8,360	155,914
Independent Bank Corp. (Massachusetts)	1,730	115,304
LegacyTexas Financial Group, Inc.	3,040	115,915
NBT Bancorp, Inc.	2,980	110,111
OFG Bancorp	4,070	40,700
Old National Bancorp	9,310	160,597
Opus Bank	4,010	97,042
S&T Bancorp, Inc.	2,180	78,175
ServisFirst Bancshares, Inc.	3,040	112,146
Simmons First National Corp. - Class A	1,970	104,213
Southside Bancshares, Inc.	2,306	80,572
Sterling Bancorp	9,370	217,852
Tompkins Financial Corp.	920	72,422
United Community Banks, Inc.	4,800	133,440
Westamerica Bancorp.	1,670	93,587
		3,773,343
BEVERAGES—0.1%
Coca-Cola Bottling Co.	280	64,084

BIOTECHNOLOGY—1.9%
Acorda Therapeutics, Inc. (a)	3,480	68,556
AMAG Pharmaceuticals, Inc. (a)	2,360	43,424
Cytokinetics, Inc. (a)	3,340	40,414
Eagle Pharmaceuticals, Inc. (a)	1,210	95,457
Emergent BioSolutions, Inc. (a)	3,960	134,284
Enanta Pharmaceuticals, Inc. (a)	1,630	58,647
Ligand Pharmaceuticals, Inc. (a)	1,270	154,178
MiMedx Group, Inc. (a)	6,580	98,503
Momenta Pharmaceuticals, Inc. (a)	4,620	78,078
Progenics Pharmaceuticals, Inc. (a)	4,270	28,993
Repligen Corp. (a)	2,250	93,240
Spectrum Pharmaceuticals, Inc. (a)	7,480	55,726
		949,500
BUILDING PRODUCTS—2.9%
AAON, Inc.	4,090	150,716
American Woodmark Corp. (a)	1,025	97,939
Apogee Enterprises, Inc.	1,960	111,406
Gibraltar Industries, Inc. (a)	3,370	120,140
Insteel Industries, Inc.	2,100	69,237
Patrick Industries, Inc. (a)	1,000	72,800
PGT Innovations, Inc. (a)	4,110	52,608
Quanex Building Products Corp.	5,670	119,921
Simpson Manufacturing Co., Inc.	3,990	174,403
TopBuild Corp. (a)	2,710	143,820
Trex Co., Inc. (a)	2,350	159,001
Universal Forest Products, Inc.	1,560	136,204
		1,408,195
CAPITAL MARKETS—2.3%
Donnelley Financial Solutions, Inc. (a)	4,680	107,453
Evercore Partners, Inc. - Class A	2,760	194,580
Financial Engines, Inc.	4,720	172,752
Greenhill & Co., Inc.	2,200	44,220
HFF, Inc. - Class A	2,570	89,359
Interactive Brokers Group, Inc. - Class A	4,980	186,352
INTL FCStone, Inc. (a)	1,800	67,968
Investment Technology Group, Inc.	2,350	49,914
Piper Jaffray Cos.	1,130	67,743
Virtus Investment Partners, Inc.	490	54,365
Waddell & Reed Financial, Inc. - Class A	2,740	51,731
WisdomTree Investments, Inc.	5,510	56,037
		1,142,474
CHEMICALS—0.9%
H.B. Fuller Co.	4,510	230,506
Quaker Chemical Corp.	1,460	212,036
		442,542
COMMERCIAL SERVICES & SUPPLIES—3.7%
ABM Industries, Inc.	4,080	169,402
Brady Corp. - Class A	4,820	163,398
Brink's Co. (The)	3,320	222,440
Essendant, Inc.	3,100	45,973
Healthcare Services Group, Inc.	4,950	231,808
Interface, Inc.	4,680	91,962
LSC Communications, Inc.	1,990	42,586
Mobile Mini, Inc.	3,110	92,834

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
COMMERCIAL SERVICES & SUPPLIES—3.7%, continued
Multi-Color Corp.	1,020	$83,232
R.R. Donnelley & Sons Co.	6,330	79,378
Team, Inc. (a)	2,640	61,908
Tetra Tech, Inc.	4,740	216,855
UniFirst Corp.	1,150	161,805
US Ecology, Inc.	1,490	75,245
Viad Corp.	1,980	93,555
		1,832,381
COMMUNICATIONS EQUIPMENT—1.8%
ADTRAN, Inc.	3,230	66,699
Applied Optoelectronics, Inc. (a)	1,580	97,628
CalAmp Corp. (a)	3,190	64,853
Harmonic, Inc. (a)	9,220	48,405
Lumentum Holdings, Inc. (a)	4,670	266,424
NETGEAR, Inc. (a)	2,450	105,595
Oclaro, Inc. (a)	6,890	64,353
Viavi Solutions, Inc. (a)	15,670	165,005
		878,962
CONSTRUCTION & ENGINEERING—0.4%
Aegion Corp. (a)	2,880	63,014
Comfort Systems USA, Inc.	2,340	86,814
MYR Group, Inc. (a)	1,530	47,461
		197,289
CONSTRUCTION MATERIALS—0.2%
U.S. Concrete, Inc. (a)	1,100	86,405

CONSUMER FINANCE—0.8%
Encore Capital Group, Inc. (a)	2,750	110,413
Green Dot Corp. - Class A (a)	3,100	119,443
PRA Group, Inc. (a)	3,460	131,134
World Acceptance Corp. (a)	710	53,186
		414,176
CONTAINERS & PACKAGING—0.5%
Ingevity Corp. (a)	2,980	171,052
Myers Industries, Inc.	4,580	82,211
		253,263
DIVERSIFIED CONSUMER SERVICES—0.7%
Capella Education Co.	880	75,328
Career Education Corp. (a)	4,710	45,216
Matthews International Corp. - Class A	2,810	172,113
Strayer Education, Inc.	760	70,847
		363,504
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
8x8, Inc. (a)	6,310	91,810
ATN International, Inc.	1,320	90,341
Cincinnati Bell, Inc. (a)	3,160	61,778
Cogent Communications Holdings, Inc.	3,200	128,320
Consolidated Communications Holdings, Inc.	3,970	85,236
Iridium Communications, Inc. (a)	10,490	115,915
Lumos Networks Corp. (a)	2,560	45,747
		619,147
ELECTRIC UTILITIES—0.5%
ALLETE, Inc.	3,670	263,066

ELECTRICAL EQUIPMENT—0.9%
AZZ, Inc.	1,800	100,440
Encore Wire Corp.	1,700	72,590
Franklin Electric Co., Inc.	4,130	170,982
General Cable Corp.	4,630	75,700
		419,712
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.4%
Anixter International, Inc. (a)	2,180	170,476
Badger Meter, Inc.	2,110	84,083
Benchmark Electronics, Inc. (a)	3,960	127,908
CTS Corp.	2,780	60,048
Daktronics, Inc.	9,940	95,722
Fabrinet (a)	2,610	111,343
FARO Technologies, Inc. (a)	1,290	48,762
II-VI, Inc. (a)	3,780	129,654
Insight Enterprises, Inc. (a)	2,820	112,772
Itron, Inc. (a)	3,150	213,413
Methode Electronics, Inc.	2,500	103,000
MTS Systems Corp.	1,320	68,376
OSI Systems, Inc. (a)	1,360	102,204
Plexus Corp. (a)	2,470	129,848
Rogers Corp. (a)	1,610	174,878
Sanmina Corp. (a)	5,140	195,834
ScanSource, Inc. (a)	2,400	96,720
TTM Technologies, Inc. (a)	7,390	128,290
		2,153,331
ENERGY EQUIPMENT & SERVICES—2.4%
Archrock, Inc.	4,940	56,316
Atwood Oceanics, Inc. (a)	10,930	89,079
CARBO Ceramics, Inc. (a)	3,940	26,989
Era Group, Inc. (a)	4,530	42,854
Exterran Corp. (a)	4,550	121,485
Geospace Technologies Corp. (a)	2,810	38,862
Helix Energy Solutions Group, Inc. (a)	18,730	105,637
Matrix Service Co. (a)	8,110	75,829
McDermott International, Inc. (a)	16,190	116,082
Newpark Resources, Inc. (a)	16,660	122,451
Pioneer Energy Services Corp. (a)	36,020	73,841
SEACOR Holdings, Inc. (a)	1,250	42,875
TETRA Technologies, Inc. (a)	25,210	70,336
U.S. Silica Holdings, Inc.	6,050	214,715
		1,197,351
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—5.8%
Acadia Realty Trust	5,320	147,896
Agree Realty Corp.	1,980	90,823
American Assets Trust, Inc.	3,790	149,288
CareTrust REIT, Inc.	5,220	96,779
CBL & Associates Properties, Inc.	5,960	50,243
Chesapeake Lodging Trust	3,710	90,784
CoreSite Realty Corp.	2,450	253,648
DiamondRock Hospitality Co.	14,040	153,738
EastGroup Properties, Inc.	2,290	191,902
Franklin Street Properties Corp.	7,520	83,322
Government Properties Income Trust	6,310	115,536
Hersha Hospitality Trust	2,630	48,681
Kite Realty Group Trust	5,340	101,086
Lexington Realty Trust	19,510	193,344
LTC Properties, Inc.	2,270	116,655

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—5.8%, continued
Parkway, Inc.	2,790	$63,863
Pennsylvania Real Estate Investment Trust	8,260	93,503
PS Business Parks, Inc.	1,590	210,500
Retail Opportunity Investments Corp.	7,190	137,976
Sabra Health Care REIT, Inc.	4,460	107,486
Saul Centers, Inc.	1,440	83,491
Summit Hotel Properties, Inc.	9,270	172,886
Universal Health Realty Income Trust	1,650	131,241
		2,884,671
FOOD & STAPLES RETAILING—0.6%
Andersons, Inc. (The)	1,860	63,519
Diplomat Pharmacy, Inc. (a)	7,240	107,152
SpartanNash Co.	2,920	75,803
SUPERVALU, Inc. (a)	18,810	61,885
		308,359
FOOD PRODUCTS—2.0%
B&G Foods, Inc.	4,680	166,608
Calavo Growers, Inc.	1,050	72,503
Cal-Maine Foods, Inc.	3,150	124,740
Darling Ingredients, Inc. (a)	11,730	184,630
J & J Snack Foods Corp.	1,600	211,312
Sanderson Farms, Inc.	2,020	233,613
		993,406
GAS UTILITIES—1.2%
Northwest Natural Gas Co.	2,480	148,428
South Jersey Industries, Inc.	6,330	216,296
Spire, Inc.	3,590	250,403
		615,127
HEALTH CARE EQUIPMENT & SUPPLIES—3.9%
Abaxis, Inc.	1,520	80,590
Analogic Corp.	950	69,017
AngioDynamics, Inc. (a)	3,020	48,954
Anika Therapeutics, Inc. (a)	950	46,873
CONMED Corp.	1,820	92,711
Haemonetics Corp. (a)	3,650	144,139
ICU Medical, Inc. (a)	1,050	181,125
Inogen, Inc. (a)	1,750	166,985
Integer Holdings Corp. (a)	2,180	94,285
Integra LifeSciences Holdings Corp. (a)	5,310	289,448
Invacare Corp.	3,570	47,124
LeMaitre Vascular, Inc.	1,550	48,391
Meridian Bioscience, Inc.	3,290	51,818
Merit Medical Systems, Inc. (a)	3,140	119,791
Natus Medical, Inc. (a)	1,410	52,593
Neogen Corp. (a)	2,365	163,445
OraSure Technologies, Inc. (a)	3,190	55,059
Varex Imaging Corp. (a)	4,550	153,790
		1,906,138
HEALTH CARE PROVIDERS & SERVICES—3.7%
Aceto Corp.	6,755	104,365
Amedisys, Inc. (a)	2,810	176,496
AMN Healthcare Services, Inc. (a)	3,380	131,989
Community Health Systems, Inc. (a)	10,040	99,998
CorVel Corp. (a)	1,030	48,874
Cross Country Healthcare, Inc. (a)	3,090	39,892
Ensign Group, Inc. (The)	3,400	74,018
HealthEquity, Inc. (a)	4,070	202,808
HMS Holdings Corp. (a)	5,890	108,965
Kindred Healthcare, Inc.	7,520	87,608
Landauer, Inc.	1,840	96,232
LHC Group, Inc. (a)	1,070	72,642
Magellan Health, Inc. (a)	1,600	116,640
PharMerica Corp. (a)	2,260	59,325
Providence Service Corp. (The) (a)	1,220	61,744
Select Medical Holdings Corp. (a)	11,670	179,135
Tivity Health, Inc. (a)	2,400	95,640
U.S. Physical Therapy, Inc.	850	51,340
		1,807,711
HEALTH CARE TECHNOLOGY—0.5%
HealthStream, Inc. (a)	2,180	57,378
Omnicell, Inc. (a)	2,840	122,404
Quality Systems, Inc. (a)	4,120	70,905
		250,687
HOTELS, RESTAURANTS & LEISURE—3.3%
Belmond Ltd. - Class A (a)	6,450	85,785
Biglari Holdings, Inc. (a)	220	87,943
Bob Evans Farms, Inc.	1,500	107,745
Chuy's Holdings, Inc. (a)	1,450	33,930
Dave & Buster's Entertainment, Inc. (a)	3,440	228,794
DineEquity, Inc.	2,520	111,006
Fiesta Restaurant Group, Inc. (a)	3,740	77,231
ILG, Inc.	7,690	211,398
Marcus Corp. (The)	1,880	56,776
Marriott Vacations Worldwide Corp.	1,800	211,950
Red Robin Gourmet Burgers, Inc. (a)	1,120	73,080
Shake Shack, Inc. - Class A (a)	1,400	48,832
Sonic Corp.	5,480	145,165
Wingstop, Inc.	4,060	125,454
		1,605,089
HOUSEHOLD DURABLES—2.1%
Cavco Industries, Inc. (a)	790	102,423
Ethan Allen Interiors, Inc.	2,030	65,569
Installed Building Products, Inc. (a)	2,400	127,080
iRobot Corp. (a)	1,930	162,390
La-Z-Boy, Inc.	3,670	119,275
LGI Homes, Inc. (a)	1,640	65,895
M/I Homes, Inc. (a)	1,900	54,245
MDC Holdings, Inc.	3,150	111,290
Meritage Homes Corp. (a)	2,680	113,096
Universal Electronics, Inc. (a)	1,130	75,541
William Lyon Homes - Class A (a)	2,360	56,970
		1,053,774
HOUSEHOLD PRODUCTS—0.7%
Central Garden & Pet Co. - Class A (a)	3,330	99,967
WD-40 Co.	2,440	269,254
		369,221
INDUSTRIAL CONGLOMERATES—0.3%
Raven Industries, Inc.	4,490	149,517

INSURANCE—3.0%
American Equity Investment Life Holding Co.	6,800	178,704
AMERISAFE, Inc.	1,540	87,703

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
INSURANCE—3.0%, continued
Employers Holdings, Inc.	2,590	$109,557
HCI Group, Inc.	980	46,040
Horace Mann Educators Corp.	3,080	116,424
Maiden Holdings Ltd.	5,990	66,489
Navigators Group, Inc. (The)	2,540	139,446
ProAssurance Corp.	3,540	215,232
RLI Corp.	2,580	140,920
Selective Insurance Group, Inc.	3,910	195,695
Stewart Information Services Corp.	1,710	77,600
United Fire Group, Inc.	1,370	60,362
Universal Insurance Holdings, Inc.	2,220	55,944
		1,490,116
INTERNET & DIRECT MARKETING RETAIL—0.5%
Nutrisystem, Inc.	2,150	111,907
PetMed Express, Inc.	1,670	67,802
Shutterfly, Inc. (a)	1,020	48,450
		228,159
INTERNET SOFTWARE & SERVICES—1.2%
Blucora, Inc. (a)	3,190	67,628
LivePerson, Inc. (a)	8,470	93,170
NIC, Inc.	4,840	91,718
Shutterstock, Inc. (a)	2,450	107,996
SPS Commerce, Inc. (a)	1,280	81,613
Stamps.com, Inc. (a)	1,120	173,460
		615,585
IT SERVICES—1.2%
Cardtronics plc - Class A (a)	3,300	108,438
CSG Systems International, Inc.	2,660	107,943
ExlService Holdings, Inc. (a)	2,360	131,169
Perficient, Inc. (a)	3,200	59,648
Sykes Enterprises, Inc. (a)	3,400	114,002
Virtusa Corp. (a)	2,370	69,678
		590,878
LEISURE PRODUCTS—0.3%
Callaway Golf Co.	8,680	110,930
Nautilus, Inc. (a)	2,630	50,365
		161,295
LIFE SCIENCES TOOLS & SERVICES—0.7%
Albany Molecular Research, Inc. (a)	3,470	75,299
Cambrex Corp. (a)	2,535	151,466
Luminex Corp.	4,580	96,730
		323,495
MACHINERY—5.5%
Actuant Corp. - Class A	4,520	111,192
Alamo Group, Inc.	690	62,659
Albany International Corp. - Class A	2,090	111,606
Astec Industries, Inc.	1,530	84,930
Barnes Group, Inc.	3,690	215,976
Briggs & Stratton Corp.	3,210	77,361
Chart Industries, Inc. (a)	2,270	78,837
CIRCOR International, Inc.	1,270	75,413
EnPro Industries, Inc.	1,620	115,619
ESCO Technologies, Inc.	1,900	113,335
Federal Signal Corp.	4,870	84,543
Greenbrier Cos., Inc. (The)	2,030	93,887
Harsco Corp. (a)	6,320	101,752
Hillenbrand, Inc.	5,160	186,276
John Bean Technologies Corp.	2,085	204,330
Lindsay Corp.	840	74,970
Lydall, Inc. (a)	1,350	69,795
Mueller Industries, Inc.	4,570	139,157
Proto Labs, Inc. (a)	1,720	115,670
SPX Corp. (a)	3,480	87,557
SPX FLOW, Inc. (a)	2,860	105,477
Standex International Corp.	980	88,886
Tennant Co.	1,310	96,678
Wabash National Corp.	4,440	97,591
Watts Water Technologies, Inc. - Class A	2,220	140,304
		2,733,801
MARINE—0.2%
Matson, Inc.	3,030	91,021

MEDIA—0.7%
Gannett Co., Inc.	8,110	70,719
New Media Investment Group, Inc.	4,350	58,638
Scholastic Corp.	2,210	96,334
Time, Inc.	4,370	62,710
World Wrestling Entertainment, Inc. - Class A	2,990	60,906
		349,307
METALS & MINING—0.5%
Materion Corp.	2,680	100,232
Olympic Steel, Inc.	4,480	87,270
SunCoke Energy, Inc. (a)	6,660	72,594
		260,096
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
Capstead Mortgage Corp.	12,570	131,105
Four Corners Property Trust, Inc.	4,110	103,202
		234,307
MULTI-LINE RETAIL—0.5%
Fred's, Inc. - Class A	2,820	26,029
Ollie's Bargain Outlet Holdings, Inc. (a)	4,875	207,675
		233,704
MULTI-UTILITIES—0.4%
Avista Corp.	5,040	213,998

OIL, GAS & CONSUMABLE FUELS—0.6%
Cloud Peak Energy, Inc. (a)	22,230	78,472
Contango Oil & Gas Co. (a)	13,220	87,781
Green Plains, Inc.	3,100	63,705
REX American Resources Corp. (a)	570	55,039
		284,997
PAPER & FOREST PRODUCTS—1.5%
Boise Cascade Co. (a)	3,890	118,256
Clearwater Paper Corp. (a)	1,730	80,877
Deltic Timber Corp.	1,350	100,791
KapStone Paper and Packaging Corp.	7,190	148,330
Neenah Paper, Inc.	2,500	200,625
P.H. Glatfelter Co.	4,550	88,907
		737,786

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
PHARMACEUTICALS—2.1%
Amphastar Pharmaceuticals, Inc. (a)	3,400	$60,724
Depomed, Inc. (a)	4,530	48,652
Heska Corp. (a)	480	48,994
Impax Laboratories, Inc. (a)	5,670	91,287
Innoviva, Inc. (a)	9,270	118,656
Lannett Co., Inc. (a)	2,180	44,472
Medicines Co. (The) (a)	4,760	180,928
Nektar Therapeutics (a)	10,150	198,432
Phibro Animal Health Corp. - Class A	1,640	60,762
Sucampo Pharmaceuticals, Inc. - Class A (a)	4,560	47,880
Supernus Pharmaceuticals, Inc. (a)	3,420	147,402
		1,048,189
PROFESSIONAL SERVICES—1.9%
Exponent, Inc.	2,020	117,766
Insperity, Inc.	1,390	98,690
Kelly Services, Inc. - Class A	2,590	58,145
Korn/Ferry International	4,520	156,076
Navigant Consulting, Inc. (a)	4,350	85,956
On Assignment, Inc. (a)	3,380	183,027
TrueBlue, Inc. (a)	3,620	95,930
WageWorks, Inc. (a)	2,490	167,328
		962,918
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
RE/MAX Holdings, Inc. - Class A	1,260	70,623

ROAD & RAIL—1.2%
ArcBest Corp.	1,760	36,256
Heartland Express, Inc.	5,750	119,715
Knight Transportation, Inc.	6,610	244,901
Marten Transport Ltd.	1,980	54,252
Roadrunner Transportation Systems, Inc. (a)	6,890	50,090
Saia, Inc. (a)	1,850	94,905
		600,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
Advanced Energy Industries, Inc. (a)	2,880	186,307
Brooks Automation, Inc.	5,540	120,163
Cabot Microelectronics Corp.	1,630	120,343
CEVA, Inc. (a)	1,740	79,083
Diodes, Inc. (a)	2,910	69,927
Kulicke & Soffa Industries, Inc. (a)	5,390	102,518
MKS Instruments, Inc.	4,100	275,930
Nanometrics, Inc. (a)	2,070	52,350
Power Integrations, Inc.	1,970	143,613
Rambus, Inc. (a)	7,285	83,268
Rudolph Technologies, Inc. (a)	2,700	61,695
Semtech Corp. (a)	4,710	168,382
Veeco Instruments, Inc. (a)	3,481	96,946
Xperi Corp.	3,380	100,724
		1,661,249
SOFTWARE—2.5%
Blackbaud, Inc.	3,550	304,412
Bottomline Technologies (de), Inc. (a)	3,210	82,465
Ebix, Inc.	2,750	148,225
ePlus, Inc. (a)	1,060	78,546
MicroStrategy, Inc. - Class A (a)	680	130,336
Monotype Imaging Holdings, Inc.	3,610	66,063
Progress Software Corp.	3,880	119,853
Qualys, Inc. (a)	2,220	90,576
Synchronoss Technologies, Inc. (a)	3,140	51,653
TiVo Solutions, Inc.	8,170	152,371
		1,224,500
SPECIALTY RETAIL—4.4%
Abercrombie & Fitch Co. - Class A	5,900	73,396
Asbury Automotive Group, Inc. (a)	1,760	99,528
Ascena Retail Group, Inc. (a)	13,890	29,863
Barnes & Noble Education, Inc. (a)	3,970	42,201
Barnes & Noble, Inc.	4,090	31,084
Caleres, Inc.	3,100	86,118
Children's Place, Inc. (The)	1,390	141,919
DSW, Inc. - Class A	2,890	51,153
Express, Inc. (a)	6,430	43,402
Finish Line, Inc. (The) - Class A	8,500	120,445
Five Below, Inc. (a)	3,920	193,530
Francesca's Holdings Corp. (a)	5,970	65,312
Genesco, Inc. (a)	1,570	53,223
Group 1 Automotive, Inc.	1,380	87,382
Guess?, Inc.	9,260	118,343
Hibbett Sports, Inc. (a)	3,770	78,227
Lithia Motors, Inc. - Class A	1,650	155,479
Lumber Liquidators Holdings, Inc. (a)	2,930	73,426
MarineMax, Inc. (a)	2,510	49,071
Monro Muffler Brake, Inc.	2,320	96,860
RH (a)	2,000	129,040
Select Comfort Corp. (a)	3,400	120,666
Tailored Brands, Inc.	5,280	58,925
Tile Shop Holdings, Inc.	4,970	102,631
Vitamin Shoppe, Inc. (a)	5,080	59,182
		2,160,406
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
Cray, Inc. (a)	3,130	57,592
Electronics For Imaging, Inc. (a)	3,390	160,618
Super Micro Computer, Inc. (a)	4,440	109,446
		327,656
TEXTILES, APPAREL & LUXURY GOODS—1.6%
Crocs, Inc. (a)	6,870	52,968
G-III Apparel Group Ltd. (a)	5,110	127,494
Iconix Brand Group, Inc. (a)	5,250	36,277
Movado Group, Inc.	1,630	41,158
Oxford Industries, Inc.	1,855	115,919
Steven Madden Ltd. (a)	5,170	206,542
Wolverine World Wide, Inc.	7,210	201,952
		782,310
THRIFTS & MORTGAGE FINANCE—1.9%
Astoria Financial Corp.	8,780	176,917
BofI Holding, Inc. (a)	3,910	92,745
Dime Community Bancshares, Inc.	2,440	47,824
HomeStreet, Inc. (a)	2,050	56,734
LendingTree, Inc. (a)	950	163,590
Northwest Bancshares, Inc.	7,750	120,977
Provident Financial Services, Inc.	4,170	105,835
TrustCo Bank Corp.	11,340	87,885
Walker & Dunlop, Inc. (a)	2,200	107,426
		959,933

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
TRADING COMPANIES & DISTRIBUTORS—0.6%
Applied Industrial Technologies, Inc.	2,920	$172,426
DXP Enterprises, Inc. (a)	1,340	46,230
Veritiv Corp. (a)	1,190	53,550
		272,206
WATER UTILITIES—0.6%
American States Water Co.	2,420	114,732
California Water Service Group	4,300	158,240
		272,972
TOTAL COMMON STOCKS (COST $47,684,638)		48,764,323

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/18	$270,000	$270,000
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/18	175,000	175,000
TOTAL CORPORATE NOTES (COST $445,000)				445,000

TOTAL INVESTMENTS (COST (c) $48,129,638—Unrealized gain/loss $1,079,685)—99.6%				$49,209,323
Other Assets in Excess of Liabilities—0.4%				179,501
NET ASSETS—100.0%				$49,388,824

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—99.3%
DEBT FUND—69.4%
Praxis Impact Bond Fund - Class I	1,467,096	$15,213,786

EQUITY FUND—29.9%
Praxis Growth Index Fund - Class I	93,202	1,994,520
Praxis International Index Fund - Class I	181,095	1,966,689
Praxis Small Cap Index Fund - Class I	51,987	547,947
Praxis Value Index Fund - Class I	153,156	2,033,912
		6,543,068
TOTAL INVESTMENTS (COST (a) $19,576,001—Unrealized gain/loss $2,180,853)—99.3%		$21,756,854
Other Assets in Excess of Liabilities—0.7%		148,286
NET ASSETS—100.0%		$21,905,140

(a)	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.0%
DEBT FUND—39.9%
Praxis Impact Bond Fund - Class I	2,623,415	$27,204,815

EQUITY FUND—60.1%
Praxis Growth Index Fund - Class I	504,280	10,791,588
Praxis International Index Fund - Class I	1,133,682	12,311,792
Praxis Small Cap Index Fund - Class I	650,715	6,858,541
Praxis Value Index Fund - Class I	829,023	11,009,420
		40,971,341
TOTAL INVESTMENTS (COST (a) $55,734,925—Unrealized gain/loss $12,441,231)—100.0%		$68,176,156
Liabilities in Excess of Other Assets—(0.0%) (b)		(7,697)
NET ASSETS—100.0%		$68,168,459

(a)	Represents cost for financial reporting purposes.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio
June 30, 2017 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.0%
DEBT FUND—19.9%
Praxis Impact Bond Fund - Class I	1,144,452	$11,867,968

EQUITY FUND—80.1%
Praxis Growth Index Fund - Class I	563,800	12,065,310
Praxis International Index Fund - Class I	1,318,599	14,319,989
Praxis Small Cap Index Fund - Class I	851,599	8,975,852
Praxis Value Index Fund - Class I	926,797	12,307,858
		47,669,009
TOTAL INVESTMENTS (COST (a) $45,803,686—Unrealized gain/loss $13,733,291)—100.0%		$59,536,977
Liabilities in Excess of Other Assets—(0.0%) (b)		(4,454)
NET ASSETS—100.0%		$59,532,523

(a)	Represents cost for financial reporting purposes.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2017 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Total investments in unaffiliated securities, at cost	$469,850,874	$212,375,242	$140,233,001	$146,046,471	$48,129,638
Investments in unaffiliated securities, at fair value	$478,342,976	$258,436,730	$175,700,801	$232,564,188	$49,209,323
Cash	12,269,156	633,963	489,022	1,958,829	137,533
Receivable for investments sold	753	222,655	—	—	—
Receivable for capital shares sold	1,518,935	348,095	200,732	339,350	16,423
Receivable for dividends and interest	3,624,557	945,879	237,665	167,973	45,726
Receivable for tax reclaims	—	197,700	—	14,650	—
Prepaid expenses	113,463	39,716	48,085	72,915	31,591
Total Assets	495,869,840	260,824,738	176,676,305	235,117,905	49,440,596

Liabilities
Distributions payable	975,885	—	—	—	—
Payable for investments purchased	3,251,478	—	—	1,476,898
Payable for capital shares redeemed	470,205	155,055	142,298	92,000	24,424
Accrued expenses and other payables:
Investment advisory fees	165,081	117,266	42,950	57,888	14,750
Administration fees	22,020	11,815	7,840	20,780	2,195
Distribution fees	17,969	5,129	4,757	15,804	1,058
Other	107,784	48,840	31,609	56,363	9,345
Total Liabilities	5,010,422	338,105	229,454	1,719,733	51,772

Net Assets	$490,859,418	$260,486,633	$176,446,851	$233,398,172	$49,388,824

Components of Net Assets
Paid-in capital	$482,524,346	$227,935,808	$131,030,404	$138,555,317	$37,809,378
Accumulated (distributions in excess of) net investment income	(451,768)	2,844,791	1,644,636	1,490,289	204,181
Accumulated net realized gains (losses) on investments and foreign currency transactions	294,738	(16,355,454)	8,304,011	6,834,849	10,295,580
Net unrealized appreciation on investments and foreign currency translations	8,492,102	46,061,488	35,467,800	86,517,717	1,079,685
Net Assets	$490,859,418	$260,486,633	$176,446,851	$233,398,172	$49,388,824

Pricing of Class A Shares
Net assets attributable to Class A shares	$88,118,739	$24,856,255	$23,313,007	$77,490,876	$5,189,434
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,459,780	2,305,253	1,748,845	3,650,674	528,430
Net asset value, offering price and redemption price per share	$10.42	$10.78	$13.33	$21.23	$9.82
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$10.83	$11.38	$14.07	$22.41	$10.36

Pricing of Class I Shares
Net assets attributable to Class I shares	$402,740,679	$235,630,378	$153,133,844	$155,907,296	$44,199,390
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	38,844,147	21,693,237	11,533,516	7,287,003	4,194,068
Net asset value and redemption price per share	$10.37	$10.86	$13.28	$21.40	$10.54

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2017 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Total investments in affiliated securities, at cost	$19,576,001	$55,734,925	$45,803,686
Investments in affiliated securities, at fair value	$21,756,854	$68,176,156	$59,536,977
Cash	4,886	4,283	3,294
Receivable for capital shares sold	219,425	42,540	9,428
Receivable for dividends and interest	30,937	55,493	24,211
Prepaid expenses	20,313	43,230	38,117
Total Assets	22,032,415	68,321,702	59,612,027

Liabilities
Distributions payable	20,489	23,532	—
Payable for capital shares redeemed	2,874	12,277	100
Payable for investments purchased	86,134	61,536	26,024
Accrued expenses and other payables:
Investment advisory fees	896	2,808	2,445
Administration fees	540	1,685	1,470
Distribution fees	4,481	14,039	12,226
Other	11,861	37,366	37,239
Total Liabilities	127,275	153,243	79,504

Net Assets	$21,905,140	$68,168,459	$59,532,523

Components of Net Assets
Paid-in capital	$19,619,049	$54,986,335	$45,058,960
Accumulated distributions in excess of net investment income	(67)	(493)	(18,655)
Accumulated net realized gains on investments	105,305	741,386	758,927
Net unrealized appreciation on investments	2,180,853	12,441,231	13,733,291
Net Assets	$21,905,140	$68,168,459	$59,532,523

Pricing of Class A Shares
Net assets attributable to Class A shares	$21,905,140	$68,168,459	$59,532,523
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,886,234	5,118,010	4,102,534
Net asset value, offering price and redemption price per share	$11.61	$13.32	$14.51
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$12.25	$14.06	$15.31

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2017 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment income
Dividends	$98,428	$4,464,430	$2,059,048	$1,842,586	$338,657
Foreign tax withholding	(3,108)	(508,989)	(1,355)	—	—
Interest	6,871,652	9,486	7,091	10,936	2,215
Total Investment Income	6,966,972	3,964,927	2,064,784	1,853,522	340,872

Expenses
Investment advisory fees	942,283	619,048	248,021	329,636	71,358
Administration fees	132,798	63,483	46,586	61,955	13,404
Distribution fees - Class A	104,783	27,135	28,079	90,334	6,562
Professional fees	56,877	36,990	23,082	29,516	9,901
Transfer agent fees - Class A	47,432	15,635	10,917	28,778	5,040
Transfer agent fees - Class I	6,667	2,571	4,817	6,102	1,573
Pricing fees	45,006	35,032	3,926	3,596	5,458
Registration fees - Class A	15,844	12,641	10,563	14,479	12,979
Registration fees - Class I	3,050	3,194	2,992	1,962	1,219
Insurance expense	32,384	12,957	10,460	13,118	3,152
Trustee fees and expenses	29,849	14,560	10,546	12,849	3,332
Custodian fees	19,204	19,763	5,494	7,101	6,357
Shareholder report printing fees - Class A	7,660	3,576	1,922	5,633	3,636
Shareholder report printing fees - Class I	1,889	645	1,292	2,040	344
Postage & Supplies	16	1,832	1,832	1,832	1,832
Other expenses	19,014	7,305	9,619	22,654	2,963
Total Expenses	1,464,756	876,367	420,148	631,585	149,110
Expenses reduced by Investment Adviser	(20,648)	—	—	—	(12,419)
Net Expenses	1,444,108	876,367	420,148	631,585	136,691

Net Investment Income	5,522,864	3,088,560	1,644,636	1,221,937	204,181

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	816,444	(2,346,959)	2,280,807	191,629	10,297,073
Net realized losses on foreign currency transactions	—	(28,081)	—	—	—
Change in unrealized appreciation (depreciation) of investments	4,893,114	28,646,940	5,269,162	25,146,204	(9,626,040)
Change in unrealized appreciation (depreciation) of foreign currency translations	—	1,590	—	1,876	—
Net Realized and Unrealized Gains on Investments and Foreign Currency Transactions	5,709,558	26,273,490	7,549,969	25,339,709	671,033
Net Change in Net Assets from Operations	$11,232,422	$29,362,050	$9,194,605	$26,561,646	$875,214

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2017 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment income
Dividends from affiliates	$195,322	$340,257	$146,653

Expenses
Distribution fees - Class A	26,962	82,048	70,705
Transfer agent fees	9,653	27,998	33,489
Investment advisory fees	5,392	16,410	14,141
Registration fees and filing fees	8,347	8,166	8,072
Administration fees	3,236	9,851	8,490
Professional fees	5,256	6,334	6,122
Shareholder report printing fees	1,055	4,686	5,730
Postage & Supplies	1,832	1,832	1,832
Custodian fees	408	408	400
Trustee fees and expenses	148	450	385
Insurance expense	148	433	361
Pricing fees	11	32	26
Other expenses	2,589	10,537	15,555
Total Expenses	65,037	169,185	165,308

Net Investment Income (Loss)	130,285	171,072	(18,655)

Realized and Unrealized Gains on Investments in Affiliates
Net realized gains on investments in affiliates	193,761	778,269	726,172
Change in unrealized appreciation (depreciation) of investments in affiliates	625,854	3,159,850	3,493,803
Net Realized and Unrealized Gains on Investments in Affiliates	819,615	3,938,119	4,219,975
Net Change in Net Assets from Operations	$949,900	$4,109,191	$4,201,320

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
From Operations
Net investment income	$5,522,864	$10,617,263	$3,088,560	$3,516,419
Net realized gains (losses) from investments and foreign currency transactions	816,444	627,949	(2,375,040)	(5,736,541)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,893,114	(584,097)	28,648,530	12,431,310
Net Change in Net Assets from Operations	11,232,422	10,661,115	29,362,050	10,211,188

Distributions to Shareholders
From net investment income
Class A	(934,256)	(1,936,638)	—	(267,004)
Class I	(5,049,232)	(9,821,417)	—	(3,317,908)
From net realized gains
Class A	—	(66,864)	—	—
Class I	—	(309,759)	—	—
Change in Net Assets from Distributions to Shareholders	(5,983,488)	(12,134,678)	—	(3,584,912)

Change in Net Assets from Capital Transactions (Note 6)	20,701,674	32,429,421	38,649,498	15,118,614
Change in Net Assets	25,950,608	30,955,858	63,011,548	21,744,890

Net Assets
Beginning of period	464,908,810	433,952,952	192,475,085	170,730,195
End of period	$490,859,418	$464,908,810	$260,486,633	$192,475,085

Accumulated (Distributions in Excess of) Net Investment Income	$(451,768)	$8,856	$2,844,791	$(215,688)

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
From Operations
Net investment income (loss)	$1,644,636	$3,145,127	$1,221,937	$2,160,777	$204,181	$(153,202)
Net realized gains from security transactions	2,280,807	7,556,162	191,629	10,288,360	10,297,073	2,619,380
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	5,269,162	12,834,166	25,148,080	1,551,046	(9,626,040)	1,724,520
Net Change in Net Assets from Operations	9,194,605	23,535,455	26,561,646	14,000,183	875,214	4,190,698

Distributions to Shareholders
From net investment income
Class A	—	(394,778)	—	(439,271)	—	—
Class I	—	(3,136,628)	—	(1,466,838)	—	—
From net realized gains
Class A	—	(163,656)	—	—	—	(313,627)
Class I	—	(1,048,199)	—	—	—	(2,140,464)
Change in Net Assets from Distributions to Shareholders	—	(4,743,261)	—	(1,906,109)	—	(2,454,091)

Change in Net Assets from Capital Transactions (Note 6)	8,386,006	8,693,909	2,967,862	4,774,596	603,745	(989,791)
Change in Net Assets	17,580,611	27,486,103	29,529,508	16,868,670	1,478,959	746,816

Net Assets
Beginning of period	158,866,240	131,380,137	203,868,664	186,999,994	47,909,865	47,163,049
End of period	$176,446,851	$158,866,240	$233,398,172	$203,868,664	$49,388,824	$47,909,865

Accumulated Net Investment Income	$1,644,636	$—	$1,490,289	$268,352	$204,181	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
From Operations
Net investment income (loss)	$130,285	$358,872	$171,072	$858,152	$(18,655)	$560,493
Net realized gains (losses) on investments in affiliates	193,761	(10,150)	778,269	(164,281)	726,172	(223,922)
Distribution of realized gains received from affiliates	—	56,044	—	429,255	—	513,581
Net change in unrealized appreciation (depreciation) on investments in affiliates	625,854	466,687	3,159,850	2,832,421	3,493,803	3,141,548
Net Change in Net Assets from Operations	949,900	871,453	4,109,191	3,955,547	4,201,320	3,991,700

Distributions to Shareholders
From net investment income
Class A	(130,352)	(359,249)	(171,565)	(858,833)	—	(561,401)
From net realized gains
Class A	—	(116,382)	—	(1,007,884)	—	(1,276,437)
Change in Net Assets from Distributions to Shareholders	(130,352)	(475,631)	(171,565)	(1,866,717)	—	(1,837,838)

Change in Net Assets from Capital Transactions (Note 6)	(510,302)	1,481,723	665,703	1,734,670	1,405,291	1,890,668
Change in Net Assets	309,246	1,877,545	4,603,329	3,823,500	5,606,611	4,044,530

Net Assets
Beginning of period	21,595,894	19,718,349	63,565,130	59,741,630	$53,925,912	49,881,382
End of period	$21,905,140	$21,595,894	$68,168,459	$63,565,130	$59,532,523	$53,925,912

Distributions in Excess of Net Investment Income	$(67)	$—	$(493)	$—	$(18,655)	$—

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$10.30		$10.32	$10.54	$10.27	$10.73	$10.63
Net investment income	0.10	(a)	0.20 (a)	0.23 (a)	0.24 (a)	0.25 (a)	0.27
Net realized and unrealized gains (losses) on investments	0.13		0.02	(0.19)	0.29	(0.42)	0.22
Total from investment operations	0.23		0.22	0.04	0.53	(0.17)	0.49
Less distributions:
Dividends from investment income	(0.11)		(0.23)	(0.25)	(0.26)	(0.28)	(0.30)
Distributions from net realized gains	—		(0.01)	(0.01)	—	(0.01)	(0.09)
Total distributions	(0.11)		(0.24)	(0.26)	(0.26)	(0.29)	(0.39)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.42		$10.30	$10.32	$10.54	$10.27	$10.73
Total return (excludes sales charge)	2.29	%(c)	2.13%	0.33%	5.21%	(1.65%)	4.64%
Net assets at end of period (in 000s)	$88,119		$83,211	$79,999	$74,950	$69,784	$83,494
Ratio of net expenses to average net assets	0.92	%(d)	0.94%	0.93%	0.93%	0.94%	0.96%
Ratio of net investment income to average net assets	2.04	%(d)	1.87%	2.16%	2.32%	2.34%	2.49%
Ratio of gross expenses to average net assets*	0.97	%(d)	0.99%	0.98%	0.94%	0.99%	1.05%
Portfolio turnover rate	10.74	%(c)	16.05%	22.67%	16.48%	23.68%	35.75%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$10.25		$10.27	$10.50	$10.22	$10.69	$10.60
Net investment income	0.12	(a)	0.26 (a)	0.27 (a)	0.28 (a)	0.29 (a)	0.31
Net realized and unrealized gains (losses) on investments	0.13		0.00 (b)	(0.20)	0.30	(0.43)	0.21
Total from investment operations	0.25		0.26	0.07	0.58	(0.14)	0.52
Less distributions:
Dividends from investment income	(0.13)		(0.27)	(0.29)	(0.30)	(0.32)	(0.34)
Distributions from net realized gains	—		(0.01)	(0.01)	—	(0.01)	(0.09)
Total distributions	(0.13)		(0.28)	(0.30)	(0.30)	(0.33)	(0.43)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.37		$10.25	$10.27	$10.50	$10.22	$10.69
Total return (excludes sales charge)	2.48	%(c)	2.55%	0.72%	5.66%	(1.26%)	4.98%
Net assets at end of period (in 000s)	$402,741		$381,697	$353,954	$330,742	$292,594	$268,864
Ratio of expenses to average net assets	0.55	%(d)	0.54%	0.54%	0.53%	0.54%	0.56%
Ratio of net investment income to average net assets	2.41	%(d)	2.41%	2.55%	2.73%	2.73%	2.89%
Portfolio turnover rate	10.74	%(c)	16.05%	22.67%	16.48%	23.68%	35.75%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$9.47		$9.15	$9.85	$10.64	$9.47	$8.25
Net investment income	0.11	(a)	0.13 (a)	0.14 (a)	0.20 (a)	0.14 (a)	0.17
Net realized and unrealized gains (losses) on investments	1.20		0.32	(0.71)	(0.81)	1.17	1.17
Total from investment operations	1.31		0.45	(0.57)	(0.61)	1.31	1.34
Less distributions:
Dividends from investment income	—		(0.13)	(0.13)	(0.18)	(0.14)	(0.12)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.78		$9.47	$9.15	$9.85	$10.64	$9.47
Total return (excludes sales charge)	13.83	%(c)	4.97%	(5.76%)	(5.70%)	13.86%	16.24%
Net assets at end of period (in 000s)	$24,856		$18,877	$17,631	$18,370	$19,892	$18,181
Ratio of net expenses to average net assets	1.27	%(d)	1.32%	1.33%	1.28%	1.43%	1.73%
Ratio of net investment income to average net assets	2.21	%(d)	1.45%	1.45%	1.88%	1.36%	1.58%
Portfolio turnover rate	3.75	%(c)	10.26%	4.48%	5.73%	11.36%	5.18%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$9.51		$9.19	$9.89	$10.70	$9.51	$8.27
Net investment income	0.14	(a)	0.19 (a)	0.20 (a)	0.25 (a)	0.20 (a)	0.18
Net realized and unrealized gains (losses) on investments	1.21		0.31	(0.71)	(0.82)	1.20	1.24
Total from investment operations	1.35		0.50	(0.51)	(0.57)	1.40	1.42
Less distributions:
Dividends from investment income	—		(0.18)	(0.19)	(0.24)	(0.21)	(0.18)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.86		$9.51	$9.19	$9.89	$10.70	$9.51
Total return (excludes sales charge)	14.20	%(c)	5.48%	(5.19%)	(5.36%)	14.68%	17.26%
Net assets at end of period (in 000s)	$235,630		$173,598	$153,099	$154,074	$150,369	$118,838
Ratio of expenses to average net assets	0.72	%(d)	0.77%	0.78%	0.78%	0.80%	0.84%
Ratio of net investment income to average net assets	2.77	%(d)	2.01%	1.97%	2.35%	1.96%	2.29%
Portfolio turnover rate	3.75	%(c)	10.26%	4.48%	5.73%	11.36%	5.18%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$12.64		$11.17	$12.54	$11.21	$8.71	$7.57
Net investment income	0.10	(a)	0.19 (a)	0.20 (a)	0.18 (a)	0.14 (a)	0.28
Net realized and unrealized gains (losses) on investments	0.59		1.61	(1.00)	1.23	2.60	0.93
Total from investment operations	0.69		1.80	(0.80)	1.41	2.74	1.21
Less distributions:
Dividends from investment income	—		(0.23)	(0.28)	(0.08)	(0.24)	(0.07)
Distributions from net realized gains	—		(0.10)	(0.29)	—	—	—
Total distributions	—		(0.33)	(0.57)	(0.08)	(0.24)	(0.07)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.33		$12.64	$11.17	$12.54	$11.21	$8.71
Total return (excludes sales charge)	5.46	%(c)	16.13%	(6.41%)	12.57%	31.33%	16.12%
Net assets at end of period (in 000s)	$23,313		$21,676	$17,453	$17,356	$16,275	$13,591
Ratio of expenses to average net assets	0.93	%(d)	0.94%	0.94%	0.87%	1.03%	1.21%
Ratio of net investment income to average net assets	1.57	%(d)	1.68%	1.62%	1.53%	1.40%	1.48%
Portfolio turnover rate	5.45	%(c)	48.26%	21.38%	20.53%	30.38%	69.58%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$12.56		$11.09	$12.46	$11.14	$8.65	$7.52
Net investment income	0.13	(a)	0.26 (a)	0.26 (a)	0.23 (a)	0.20 (a)	0.09
Net realized and unrealized gains (losses) on investments	0.59		1.60	(1.00)	1.22	2.59	1.18
Total from investment operations	0.72		1.86	(0.74)	1.45	2.79	1.27
Less distributions:
Dividends from investment income	—		(0.29)	(0.34)	(0.13)	(0.30)	(0.14)
Distributions from net realized gains	—		(0.10)	(0.29)	—	—	—
Total distributions	—		(0.39)	(0.63)	(0.13)	(0.30)	(0.14)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	—	—
Net asset value at end of period	$13.28		$12.56	$11.09	$12.46	$11.14	$8.65
Total return (excludes sales charge)	5.73	%(c)	16.75%	(6.00%)	13.03%	32.26%	16.91%
Net assets at end of period (in 000s)	$153,134		$137,191	$113,927	$108,845	$93,118	$71,284
Ratio of expenses to average net assets	0.44	%(d)	0.44%	0.45%	0.45%	0.48%	0.47%
Ratio of net investment income to average net assets	2.05	%(d)	2.25%	2.11%	1.94%	1.95%	2.24%
Portfolio turnover rate	5.45	%(c)	48.26%	21.68%	20.53%	30.38%	69.58%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$18.82		$17.68	$17.25	$15.19	$11.63	$9.96
Net investment income	0.08	(a)	0.15 (a)	0.18 (a)	0.12 (a)	0.10 (a)	0.02
Net realized and unrealized gains on investments	2.33		1.11	0.46	2.05	3.58	1.70
Total from investment operations	2.41		1.26	0.64	2.17	3.68	1.72
Less distributions:
Dividends from investment income	—		(0.12)	(0.21)	(0.11)	(0.12)	(0.05)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$21.23		$18.82	$17.68	$17.25	$15.19	$11.63
Total return (excludes sales charge)	12.81	%(c)	7.15%	3.70%	14.26%	31.72%	17.15%
Net assets at end of period (in 000s)	$77,491		$67,007	$64,689	$55,833	$51,724	$43,035
Ratio of net expenses to average net assets	0.85	%(d)	0.86%	0.84%	0.91%	1.01%	1.08%*
Ratio of net investment income to average net assets	0.83	%(d)	0.86%	1.00%	0.73%	0.76%	1.08%
Portfolio turnover rate	2.30	%(c)	43.09%	18.68%	19.09%	14.82%	82.74%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$18.93		$17.79	$17.34	$15.27	$11.68	$9.96
Net investment income	0.13	(a)	0.23 (a)	0.25 (a)	0.20 (a)	0.18 (a)	0.07
Net realized and unrealized gains on investments	2.34		1.11	0.47	2.06	3.60	1.71
Total from investment operations	2.47		1.34	0.72	2.26	3.78	1.78
Less distributions:
Dividends from investment income	—		(0.20)	(0.27)	(0.19)	(0.19)	(0.06)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$21.40		$18.93	$17.79	$17.34	$15.27	$11.68
Total return (excludes sales charge)	13.05	%(c)	7.62%	4.10%	14.77%	32.26%	17.94%
Net assets at end of period (in 000s)	$155,907		$136,862	$122,311	$118,619	$100,561	$97,072
Ratio of expenses to average net assets	0.44	%(d)	0.44%	0.44%	0.42%	0.47%	0.48%
Ratio of net investment income to average net assets	1.25	%(d)	1.26%	1.38%	1.22%	1.31%	1.31%
Portfolio turnover rate	2.30	%(c)	43.09%	18.68%	19.09%	14.82%	82.74%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratio would have been 1.26% for the year ended December 31, 2012.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Index Fund - Class A

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value at beginning of period	$9.67		$9.45		$11.49		$13.80		$11.33		$10.51
Net investment income (loss)	0.02	(a)	(0.08	)(a)	(0.09	)(a)	(0.12	)(a)	(0.12	)(a)	(0.06)
Net realized and unrealized gains (losses) on investments	0.13		0.85		(0.41)		(0.43)		4.04		1.03
Total from investment operations	0.15		0.77		(0.50)		(0.55)		3.92		0.97
Less distributions:
Dividends from net realized gains	—		(0.55)		(1.54)		(1.76)		(1.45)		(0.15)
Paid-in capital from redemption fees	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)
Net asset value at end of period	$9.82		$9.67		$9.45		$11.49		$13.80		$11.33
Total return (excludes sales charge)	1.55	%(c)	8.18%		(4.53%)		(4.11%)		34.63%		9.26%
Net assets at end of period (in 000s)	$5,189		$5,771		$7,339		$7,664		$8,465		$5,710
Ratio of net expenses to average net assets	1.11	%(d)	1.67%		1.68%		1.69%		1.69%		1.72%
Ratio of net investment income (loss) to average net assets	0.31	%(d)	(1.45%)		(0.75%)		(0.95%)		(0.95%)		(0.34%)
Ratio of gross expenses to average net assets*	1.58	%(d)	1.76%		1.81%		1.70%		1.90%		1.91%
Portfolio turnover rate	99.06	%(c)	60.49%		75.84%		73.67%		49.25%		49.78%

Praxis Small Cap Index Fund - Class I

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value at beginning of period	$10.35		$10.01		$12.01		$14.25		$11.59		$10.67
Net investment income (loss)	0.05	(a)	(0.02	)(a)	(0.01	)(a)	(0.04	)(a)	(0.04	)(a)	0.06
Net realized and unrealized gains (losses) on investments	0.14		0.91		(0.45)		(0.44)		4.15		1.01
Total from investment operations	0.19		0.89		(0.46)		(0.48)		4.11		1.07
Less distributions:
Dividends from net realized gains	—		(0.55)		(1.54)		(1.76)		(1.45)		(0.15)
Paid-in capital from redemption fees	—		—		—		0.00	(b)	0.00	(b)	—
Net asset value at end of period	$10.54		$10.35		$10.01		$12.01		$14.25		$11.59
Total return (excludes sales charge)	1.84	%(c)	8.93%		(3.99%)		(3.49%)		35.53%		10.06%
Net assets at end of period (in 000s)	$44,199		$42,139		$39,824		$53,783		$68,762		$63,520
Ratio of expenses to average net assets	0.51	%(d)	1.00%		1.06%		1.02%		1.04%		1.05%
Ratio of net investment income (loss) to average net assets	0.93	%(d)	(0.13%)		(0.07%)		(0.28%)		(0.31%)		0.50%
Portfolio turnover rate	99.06	%(c)	60.49%		75.84%		73.67%		49.25%		49.78%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$11.18		$10.97	$11.34	$11.10	$10.79	$10.50
Net investment income	0.07	(a)	0.19 (a)	0.22 (a)	0.21 (a)	0.23 (a)	0.23
Net realized and unrealized gains (losses) on investments	0.43		0.29	(0.31)	0.42	0.45	0.54
Total from investment operations	0.50		0.48	(0.09)	0.63	0.68	0.77
Less distributions:
Dividends from investment income	(0.07)		(0.21)	(0.22)	(0.21)	(0.23)	(0.24)
Distributions from net realized gains	—		(0.06)	(0.06)	(0.18)	(0.14)	(0.24)
Total distributions	(0.07)		(0.27)	(0.28)	(0.39)	(0.37)	(0.48)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.61		$11.18	$10.97	$11.34	$11.10	$10.79
Total return (excludes sales charge)	4.47	%(c)	4.23%	(0.81%)	5.68%	6.28%	7.42%
Net assets at end of period (in 000s)	$21,905		$21,596	$19,718	$19,128	$18,045	$17,203
Ratio of net expenses to average net assets†	0.60	%(d)	0.58%	0.60%	0.60%	0.61%	0.61%
Ratio of net investment income to average net assets	1.21	%(d)	1.72%	1.95%	1.82%	2.04%	2.13%
Ratio of gross expenses to average net assets†*	0.60	%(d)	0.58%	0.63%	0.62%	0.64%	0.65%
Portfolio turnover rate	6.09	%(c)	11.42%	8.66%	10.78%	25.69%	30.58%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$12.55		$12.13	$12.76	$12.50	$11.14	$10.62
Net investment income	0.03	(a)	0.17 (a)	0.21 (a)	0.17 (a)	0.20 (a)	0.17
Net realized and unrealized gains (losses) on investments	0.77		0.64	(0.42)	0.49	1.50	0.90
Total from investment operations	0.80		0.81	(0.21)	0.66	1.70	1.07
Less distributions:
Dividends from investment income	(0.03)		(0.19)	(0.22)	(0.17)	(0.19)	(0.18)
Distributions from net realized gains	—		(0.20)	(0.20)	(0.23)	(0.15)	(0.37)
Total distributions	(0.03)		(0.39)	(0.42)	(0.40)	(0.34)	(0.55)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.32		$12.55	$12.13	$12.76	$12.50	$11.14
Total return (excludes sales charge)	6.41	%(c)	6.58%	(1.66%)	5.30%	15.30%	10.11%
Net assets at end of period (in 000s)	$68,168		$63,565	$59,742	$57,611	$53,614	$44,584
Ratio of net expenses to average net assets†	0.52	%(d)	0.55%	0.54%	0.58%	0.60%	0.61%*
Ratio of net investment income to average net assets	0.52	%(d)	1.39%	1.65%	1.33%	1.65%	1.57%
Portfolio turnover rate	7.15	%(c)	10.29%	6.53%	10.26%	19.91%	38.48%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratio would have been 0.62% for the year ended December 31, 2012.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value at beginning of period	$13.47		$12.93	$13.79	$13.49	$11.40	$10.68
Net investment income (loss)	(0.00	)(a)	0.14 (a)	0.18 (a)	0.13 (a)	0.17 (a)	0.13
Net realized and unrealized gains (losses) on investments	1.04		0.87	(0.52)	0.56	2.26	1.13
Total from investment operations	1.04		1.01	(0.34)	0.69	2.43	1.26
Less distributions:
Dividends from investment income	—		(0.14)	(0.19)	(0.13)	(0.17)	(0.14)
Distributions from net realized gains	—		(0.33)	(0.33)	(0.26)	(0.17)	(0.40)
Total distributions	—		(0.47)	(0.52)	(0.39)	(0.34)	(0.54)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$14.51		$13.47	$12.93	$13.79	$13.49	$11.40
Total return (excludes sales charge)	7.72	%(c)	7.82%	(2.49%)	5.09%	21.28%	11.82%
Net assets at end of period (in 000s)	$59,533		$53,925	$49,881	$49,670	$45,793	$36,294
Ratio of net expenses to average net assets†	0.58	%(d)	0.61%	0.62%	0.60%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	(0.07	%)(d)	1.09%	1.33%	0.95%	1.39%	1.22%
Ratio of gross expenses to average net assets†*	0.58	%(d)	0.61%	0.62%	0.60%	0.66%	0.74%
Portfolio turnover rate	7.55	%(c)	9.32%	7.39%	8.81%	20.87%	45.13%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2017

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2017, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund (formerly the Praxis Small Cap Fund), (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of June 30, 2017, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact, management believes that many of the Regulation S-X amendments are consistent with the Funds’ and Portfolios’ current financial statement presentation and expects that the Funds and the Portfolios will be able to comply with the amendments by the August 1, 2017 compliance date.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting year. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established are reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

Notes to Financial Statements (unaudited), continued	June 30, 2017

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

● Level 1 —	quoted prices in active markets for identical securities

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —	significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of June 30, 2017, for each Fund’s and Portfolio’s investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$16,899,415	$—	$16,899,415
Commercial Mortgage Backed Securities	—	3,407,676	—	3,407,676
Municipal Bonds	—	11,987,034	—	11,987,034
Corporate Bonds	—	174,691,261	—	174,691,261
Corporate Notes	—	4,850,000	—	4,850,000
Foreign Governments	—	42,006,372	—	42,006,372
U.S. Government Agencies	—	220,890,528	—	220,890,528
Investment Companies	3,610,690	—	—	3,610,690
Total Investments	$3,610,690	$474,732,286	$—	$478,342,976

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$256,016,060	$70,670	$—	$256,086,730
Corporate Notes	—	2,350,000	—	2,350,000
Total Investments	$256,016,060	$2,420,670	$—	$258,436,730

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$174,134,095	$—	$—	$174,134,095
Rights	—	6,706	—	6,706
Corporate Notes	—	1,560,000	—	1,560,000
Total Investments	$174,134,095	$1,566,706	$—	$175,700,801

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$230,464,188	$—	$—	$230,464,188
Corporate Notes	—	2,100,000	—	2,100,000
Total Investments	$230,464,188	$2,100,000	$—	$232,564,188

Notes to Financial Statements (unaudited), continued	June 30, 2017

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$48,764,323	$—	$—	$48,764,323
Corporate Notes	—	445,000	—	445,000
Total Investments	$48,764,323	$445,000	$—	$49,209,323

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$21,756,854	$—	$—	$21,756,854
Total Investments	$21,756,854	$—	$—	$21,756,854

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$68,176,156	$—	$—	$68,176,156
Total Investments	$68,176,156	$—	$—	$68,176,156

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$59,536,977	$—	$—	$59,536,977
Total Investments	$59,536,977	$—	$—	$59,536,977

During the six months ended June 30, 2017, the Funds and Portfolios had no transfers in and out of Levels 1, 2, or 3.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the calculation of each Fund’s and Portfolio’s net asset value no later than the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Notes to Financial Statements (unaudited), continued	June 30, 2017

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

Redemption Fees:

The Funds and Portfolios will charge a redemption fee of two percent of the total redemption amount if a shareholder sells or exchanges shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid-in Capital Share Transactions as disclosed in Note 6 to the Financial Statements.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2017 were as follows:

	Purchases	Sales
Impact Bond Fund	$65,295,465	$48,953,477
International Index Fund	49,555,530	8,373,429
Value Index Fund	18,311,426	9,042,189
Growth Index Fund	9,175,911	5,035,023
Small Cap Index Fund	51,074,660	46,578,479
Conservative Portfolio	1,323,065	1,990,045
Balanced Portfolio	5,365,974	4,722,972
Growth Portfolio	5,664,797	4,296,108

Notes to Financial Statements (unaudited), continued	June 30, 2017

4. Investment Transactions with Affiliates:

The Portfolios invest in the underlying Praxis Mutual Funds which are also advised by the Adviser. Therefore, the Underlying Funds are deemed affiliates, and the related activities in those investments were as follows:

	For the six months ended June 30, 2017
Affiliate	Fair Value at December 31, 2016	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2017	Dividend Income	Shares at June 30, 2017
Praxis Genesis Conservative Portfolio
Praxis Impact Bond Fund	$15,169,753	$815,817	$(950,099)	$(21,704)	$200,019	$15,213,786	$195,322	1,467,096
Praxis International Index Fund	1,612,374	311,569	(207,243)	16,925	233,064	1,966,689	—	181,095
Praxis Growth Index Fund	2,134,626	47,117	(449,351)	151,309	110,819	1,994,520	—	93,202
Praxis Value Index Fund	2,145,972	118,188	(349,420)	53,089	66,083	2,033,912	—	153,156
Praxis Small Cap Index Fund	541,494	30,374	(33,932)	(5,858)	15,869	547,947	—	51,987
Total	$21,604,219	$1,323,065	$(1,990,045)	$193,761	$625,854	$21,756,854	$195,322	1,946,536

	For the six months ended June 30, 2017
Affiliate	Fair Value at December 31, 2016	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2017	Dividend Income	Shares at June 30, 2017
Praxis Genesis Balanced Portfolio
Praxis Impact Bond Fund	$25,584,075	$1,872,300	$(558,941)	$(14,105)	$321,486	$27,204,815	$340,257	2,623,415
Praxis International Index Fund	9,519,836	2,012,515	(731,105)	40,376	1,470,170	12,311,792	—	1,133,682
Praxis Growth Index Fund	11,024,719	296,285	(1,900,304)	621,830	749,058	10,791,588	—	504,280
Praxis Value Index Fund	11,080,357	698,865	(1,392,887)	154,938	468,147	11,009,420	—	829,023
Praxis Small Cap Index Fund	6,386,048	486,009	(139,735)	(24,770)	150,989	6,858,541	—	650,715
Total	$63,595,035	$5,365,974	$(4,722,972)	$778,269	$3,159,850	$68,176,156	$340,257	5,741,115

	For the six months ended June 30, 2017
Affiliate	Fair Value at December 31, 2016	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2017	Dividend Income	Shares at June 30, 2017
Praxis Genesis Growth Portfolio
Praxis Impact Bond Fund	$10,872,897	$1,017,984	$(154,920)	$(4,029)	$136,036	$11,867,968	$146,653	1,144,452
Praxis International Index Fund	10,789,040	2,473,195	(672,788)	38,506	1,692,036	14,319,989	—	1,318,599
Praxis Growth Index Fund	12,047,766	447,861	(1,938,905)	546,444	962,144	12,065,310	—	563,800
Praxis Value Index Fund	12,107,486	929,261	(1,413,304)	169,147	515,268	12,307,858	—	926,797
Praxis Small Cap Index Fund	8,131,124	796,496	(116,191)	(23,896)	188,319	8,975,852	—	851,599
Total	$53,948,313	$5,664,797	$(4,296,108)	$726,172	$3,493,803	$59,536,977	$146,653	4,805,247

5. Related Party Transactions:

Everence Capital Management, Inc. (the “Adviser”) provides investment advisory services to the Funds and Portfolios. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund	0.40%
International Index Fund	0.60%
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Index Fund	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

Notes to Financial Statements (unaudited), continued	June 30, 2017

The Adviser has retained Aperio Group LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Funds) pays the Sub-Adviser a fee for these services. Prior to January 1, 2017, Luther King Capital Management (“Luther King”) served as sub-adviser to the Small Cap Index Fund. Performance prior to that date includes performance of the Fund’s previous sub-adviser, Luther King, using a modified investment strategy.

The Adviser has entered into an expense limitation agreement effective until April 30, 2018. Pursuant to this agreement, the Adviser has agreed to reduce its fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE), brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the year in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2017 were:

Impact Bond Fund (Class A)	0.90%
Small Cap Index Fund (Class A)	1.10%
Conservative Portfolio (Class A)	0.60%
Balanced Portfolio (Class A)	0.60%
Growth Portfolio (Class A)	0.60%

For the six months ended June 30, 2017, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Funds as follows:

Impact Bond Fund (Class A)	$20,648
Small Cap Index Fund (Class A)	12,419

As of June 30, 2017, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance
Impact Bond Fund	2014	2017	$2,575
	2015	2018	35,957
	2016	2019	48,214
	2017	2020	20,648
			$107,394
Small Cap Index Fund	2014	2017	$1,183
	2015	2018	9,640
	2016	2019	6,061
	2017	2020	12,419
			$29,303
Conservative Portfolio	2014	2017	$2,698
	2015	2018	4,872
			$7,570

U.S. Bancorp Fund Services LLC provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bancorp Fund Services LLC receives an annual fee, paid monthly, from each Fund and Portfolio.

BHIL Distributors, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned amounts from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2017 as follows:

Impact Bond Fund	$1,651
International Index Fund	333
Value Index Fund	1,478
Growth Index Fund	4,597
Small Cap Index Fund	191
Conservative Portfolio	3,670
Balanced Portfolio	9,697
Growth Portfolio	13,339

Notes to Financial Statements (unaudited), continued	June 30, 2017

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the SEC; and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio.

The Chair of the Board of Trustees receives an annual retainer of $9,000. The Audit Committee Chair receives an annual retainer of $7,000. Each additional Independent Trustee receives an annual retainer of $6,000. The meeting attendance fee is $2,000 per Trustee for each quarterly in-person meeting and $1,000 for telephonic Board meetings. The Trust paid $89,000 in aggregate Trustee fees during the six months ended June 30, 2017.

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Praxis Impact Bond Fund		Praxis International Index Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$20,369,619	$29,429,619	$6,493,639	$3,792,535
Dividends reinvested	851,383	1,664,625	—	261,502
Cost of shares redeemed	(17,243,411)	(27,546,172)	(3,340,290)	(3,539,492)
Redemption fees	2,917	2,021	1,916	375
Class A Share Transactions	$3,980,508	$3,550,093	$3,155,265	$514,920
Class I Shares:
Proceeds from shares issued	$44,855,984	$86,125,619	$49,614,828	$35,441,754
Dividends reinvested	2,624,486	5,090,725	—	1,914,089
Cost of shares redeemed	(30,759,406)	(62,337,747)	(14,120,602)	(22,752,292)
Redemption fees	102	731	7	143
Class I Share Transactions	$16,721,166	$28,879,328	$35,494,233	$14,603,694
Net increase from capital transactions	$20,701,674	$32,429,421	$38,649,498	$15,118,614
Share Transactions:
Class A Shares:
Issued	1,963,100	2,797,252	634,722	419,684
Reinvested	82,052	158,049	—	27,614
Redeemed	(1,663,618)	(2,629,475)	(323,554)	(380,688)
Change in Class A Shares:	381,534	325,826	311,168	66,610
Class I Shares:
Issued	4,344,800	8,234,526	4,797,759	3,819,634
Reinvested	254,123	485,957	—	201,271
Redeemed	(2,980,037)	(5,945,448)	(1,355,157)	(2,434,021)
Change in Class I Shares:	1,618,886	2,775,035	3,442,602	1,586,884
Net increase from share transactions	2,000,420	3,100,861	3,753,770	1,653,494

Notes to Financial Statements (unaudited), continued	June 30, 2017

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,255,600	$4,090,425	$7,425,099	$11,774,936	$508,641	$1,079,098
Dividends reinvested	—	536,510	—	400,344	—	300,915
Cost of shares redeemed	(1,808,362)	(2,778,619)	(5,571,902)	(14,102,860)	(1,160,499)	(3,092,514)
Redemption fees	51	80	1,772	654	7	3
Class A Share Transactions	$447,289	$1,848,396	$1,854,969	$(1,926,926)	$(651,851)	$(1,712,498)
Class I Shares:
Proceeds from shares issued	$18,123,066	$28,468,317	$15,267,249	$31,920,870	$3,386,733	$5,305,383
Dividends reinvested	—	2,682,677	—	982,772	—	2,125,232
Cost of shares redeemed	(10,184,360)	(24,305,718)	(14,155,227)	(26,202,372)	(2,131,137)	(6,707,908)
Redemption fees	11	237	871	252	—	—
Class I Share Transactions	$7,938,717	$6,845,513	$1,112,893	$6,701,522	$1,255,596	$722,707
Net increase (decrease) from capital transactions	$8,386,006	$8,693,909	$2,967,862	$4,774,596	$603,745	$(989,791)
Share Transactions:
Class A Shares:
Issued	172,308	348,891	363,399	658,317	52,601	116,839
Reinvested	—	42,163	—	21,272	—	31,086
Redeemed	(138,010)	(238,887)	(274,023)	(776,458)	(120,789)	(327,644)
Change in Class A Shares:	34,298	152,167	89,376	(96,869)	(68,188)	(179,719)
Class I Shares:
Issued	1,392,426	2,453,620	744,593	1,743,165	329,289	549,814
Reinvested	—	211,366	—	51,916	—	205,336
Redeemed	(780,560)	(2,012,029)	(688,788)	(1,439,842)	(206,500)	(661,323)
Change in Class I Shares:	611,866	652,957	55,805	355,239	122,789	93,827
Net increase (decrease) from share transactions	646,164	805,124	145,181	258,370	54,601	(85,892)

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$963,619	$3,738,104	$3,170,179	$5,842,699	$3,346,766	$4,615,324
Dividends reinvested	128,754	468,949	170,293	1,855,261	—	1,832,565
Cost of shares redeemed	(1,602,677)	(2,725,336)	(2,674,811)	(5,963,368)	(1,941,629)	(4,557,323)
Redemption fees	2	6	42	78	154	102
Class A Share Transactions	$(510,302)	$1,481,723	$665,703	$1,734,670	$1,405,291	$1,890,668
Net increase (decrease) from capital transactions	$(510,302)	$1,481,723	$665,703	$1,734,670	$1,405,291	$1,890,668
Share Transactions:
Class A Shares:
Issued	83,914	334,248	243,595	473,985	237,979	351,978
Reinvested	11,233	41,789	13,069	147,428	—	135,015
Redeemed	(139,856)	(243,237)	(205,566)	(479,444)	(138,289)	(342,563)
Change in Class A Shares:	(44,709)	132,800	51,098	141,969	99,690	144,430
Net increase (decrease) from share transactions	(44,709)	132,800	51,098	141,969	99,690	144,430

Notes to Financial Statements (unaudited), continued	June 30, 2017

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2017 and December 31, 2016 was as follows:

	Praxis Impact Bond Fund		Praxis International Index Fund		Praxis Value Index Fund
	2017	2016	2017	2016	2017	2016
From ordinary income	$5,983,488	$11,758,062	$—	$3,584,912	$—	$3,531,406
From long-term capital gains	—	376,616	—	—	—	1,211,855
Total distributions	$5,983,488	$12,134,678	$—	$3,584,912	$—	$4,743,261

	Praxis Growth Index Fund		Praxis Small Cap Index Fund
	2017	2016	2017	2016
From ordinary income	$—	$1,906,109	$—	$—
From long-term capital gains	—	—	—	2,454,091
Total distributions	$—	$1,906,109	$—	$2,454,091

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	2017	2016	2017	2016	2017	2016
From ordinary income	$130,532	$359,245	$171,565	$858,748	$—	$561,393
From long-term capital gains	—	116,386	—	1,007,969	—	1,276,445
Total distributions	$130,532	$475,631	$171,565	$1,866,717	$—	$1,837,838

The following information is computed on a tax basis for each item as of December 31, 2016:

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund
Tax cost of portfolio investments	$448,272,098	$173,216,597	$129,814,506
Gross unrealized appreciation	9,190,329	34,938,708	31,338,901
Gross unrealized depreciation	(5,591,341)	(17,935,086)	(2,547,357)
Net unrealized appreciation (depreciation) on investments	$3,598,988	$17,003,622	$28,791,544
Net unrealized appreciation (depreciation) on foreign currency transactions	—	(5,840)	—
Undistributed ordinary income	8,856	53,082	1,831,176
Undistributed long-term capital gains	—	—	5,599,122
Accumulated capital and other losses	(521,705)	(13,862,089)	—
Accumulated earnings	$3,086,139	$3,188,775	$36,221,842

	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Tax cost of portfolio investments	$141,565,105	$33,338,262
Gross unrealized appreciation	62,698,885	10,925,700
Gross unrealized depreciation	(1,550,473)	(228,285)
Net unrealized appreciation (depreciation) on investments	$61,148,412	$10,697,415
Undistributed ordinary income	268,352	—
Undistributed long-term capital gains	6,864,446	6,817
Accumulated earnings	$68,281,210	$10,704,232

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Tax cost of portfolio investments	$20,228,537	$54,806,034	$44,325,331
Gross unrealized appreciation	1,590,415	9,403,761	10,277,756
Gross unrealized depreciation	(214,733)	(614,760)	(564,774)
Net unrealized appreciation (depreciation) on investments	$1,375,682	$8,789,001	$9,712,982
Undistributed ordinary income	16,188	56,145	45,268
Undistributed long-term capital gains	74,673	399,352	513,993
Accumulated earnings	$1,466,543	$9,244,498	$10,272,243

As of the end of tax year ended December 31, 2016, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss

Notes to Financial Statements (unaudited), continued	June 30, 2017

was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Post-effective CLCFs not subject to expiration:

	Short Term CLCF	Long Term CLCF	Total
Impact Bond Fund	$—	$521,705	$521,705
International Index Fund	5,839,340	8,022,749	13,862,089

During the year ended December 31, 2016 the Growth Index Fund utilized $2,741,906 of capital loss carryforwards.

The federal tax cost, unrealized appreciation (depreciation) as of June 30, 2017 is as follows:

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund
Tax cost of portfolio investments	$469,850,874	$212,375,304	$141,578,852
Gross unrealized appreciation	11,425,720	55,938,825	37,577,101
Gross unrealized depreciation	(2,933,618)	(9,877,399)	(3,455,152)
Net unrealized appreciation	$8,492,102	$46,061,426	$34,121,949

	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Tax cost of portfolio investments	$146,267,601	$48,144,035
Gross unrealized appreciation	89,020,619	4,383,769
Gross unrealized depreciation	(2,724,032)	(3,318,481)
Net unrealized appreciation	$86,296,587	$1,065,288

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Tax cost of portfolio investments	$19,773,856	$56,249,209	$46,335,880
Gross unrealized appreciation	2,045,914	12,161,683	13,461,942
Gross unrealized depreciation	(62,916)	(234,736)	(260,845)
Net unrealized appreciation	$1,982,998	$11,926,947	$13,201,097

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sale losses and nontaxable distributions, as well as investments in Passive Foreign Investment Companies.

For the six months ended June 30, 2017, Praxis International Index Fund reclassified $28,081 of net realized losses on foreign currency transactions against accumulated net investment income on the Statements of Assets and Liabilities. This reclassification is the result of permanent differences between the financial statement and income tax reporting requirements. It has no effect on the Fund’s total net assets or net asset value per share.

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended December 31, 2013 through 2016) and have concluded that no provisions for income tax is required in their financial statements.

8. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

The Funds and Portfolios evaluated subsequent events from June 30, 2017 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2017

Praxis Impact Bond Fund

Security Allocation	Percentage of Net Assets
Asset Backed Securities	3.4%
Commercial Mortgage Backed Securities	0.7%
Corporate Bonds	35.6%
Corporate Notes	1.0%
Federal Home Loan Bank	3.7%
Federal Home Loan Mortgage Corporation	16.5%
Federal National Mortgage Association	21.5%
Foreign Governments	8.6%
Government National Mortgage Association	0.1%
Investment Companies	0.7%
Municipal Bonds	2.4%
Overseas Private Investment Corporation	0.6%
Small Business Administration	0.1%
United States Agency of International Development	2.3%
United States Department of Housing and Urban Development	0.2%
Total	97.4%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Australia	4.9%
Austria	0.2%
Belgium	0.2%
Brazil	1.2%
Canada	6.5%
Cayman Islands	0.9%
Chile	0.5%
China	5.3%
Columbia	0.3%
Denmark	1.0%
Finland	0.7%
France	6.4%
Germany	6.6%
Hong Kong	3.3%
Hungary**	0.0%
India	1.3%
Indonesia	0.7%
Ireland	0.9%
Israel	0.9%
Italy	0.9%
Japan	16.2%
Jersey	0.5%
Luxembourg	0.6%
Mexico	1.4%
Netherlands	3.4%
Norway	1.1%
Peru	0.3%
Portugal	0.1%
Russia	0.1%
Singapore	1.4%
South Africa	1.2%
South Korea	2.5%
Spain	2.2%
Sweden	2.1%
Switzerland	6.7%
Taiwan	2.2%
Turkey	0.1%
United Kingdom	11.4%
United States	2.1%
Corporate Notes	0.9%
Total	99.2%

**	Amount rounds to less than 0.1%.

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Air Freight & Logistics	0.4%
Airlines	0.3%
Auto Components	1.3%
Automobiles	3.3%
Banks	15.5%
Beverages	0.3%
Biotechnology	0.3%
Building Products	0.4%
Capital Markets	1.4%
Chemicals	2.7%
Commercial Services & Supplies	0.2%
Communications Equipment	0.5%
Construction & Engineering	0.9%
Construction Materials	0.6%
Containers and Packaging	0.2%
Diversified Consumer Services	0.4%
Diversified Financial Services	0.8%
Diversified Telecommunications Services	3.8%
Electric Utilities	1.0%
Electrical Equipment	1.4%
Electronic Equipment, Instruments, & Components	0.9%
Energy Equipment & Services	0.7%
Food & Staples Retailing	1.7%
Food Products	3.6%
Health Care Equipment & Supplies	0.9%
Health Care Providers & Services	0.5%
Hotels, Restaurants and Leisure	1.1%
Household Durables	0.8%
Household Products	1.0%
Independent Power Producers & Energy Traders	0.1%
Industrial Conglomerates	1.3%
Insurance	5.7%
Internet & Direct Marketing Retail	0.5%
Internet Software & Services	3.4%
IT Services	0.6%
Leisure Products	0.1%
Life Sciences Tools & Services	0.2%
Machinery	2.1%
Marine	0.1%
Media	2.9%
Metals & Mining	2.5%
Multi-Line Retail	0.6%
Multi-Utilities	1.4%
Oil, Gas, & Consumable Fuels	4.2%
Paper & Forest Products	0.3%
Personal Products	2.0%
Pharmaceuticals	6.3%
Professional Services	0.6%
Real Estate Investment Trusts (REITs)	0.4%
Real Estate Management and Development	2.0%
Retail	0.4%
Road and Rail	1.6%
Semiconductors & Semiconductor Equipment	2.7%
Software	2.1%
Specialty Retail	0.7%
Technology Hardware, Storage, & Peripherals	1.1%
Textiles, Apparel, & Luxury Goods	1.2%
Trading Companies & Distributors	1.0%
Transportation Infrastructure	0.4%
Water Utilities	0.4%
Wireless Telecommunication Services	2.5%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

Additional Fund Information (unaudited), continued	June 30, 2017

Praxis Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.7%
Corporate Notes	0.9%
Rights**	0.0%
Total	99.6%

**	Amount rounds to less than 0.1%

Praxis Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.7%
Corporate Notes	0.9%
Total	99.6%

Praxis Small Cap Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.7%
Corporate Notes	0.9%
Total	99.6%

Praxis Genesis Conservative Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%

Praxis Genesis Balanced Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%

Praxis Genesis Growth Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%

Additional Fund Information (unaudited), continued	June 30, 2017

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads); redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account Value at Beginning of Period ($)		Account Value at End of Period ($)		Expenses Paid During Period ($) *		Expense Ratio During Period (%)**
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Praxis Impact Bond Fund
Class A	1,000.00	1,000.00	1,022.90	1,020.23	4.61	4.61	0.92%
Class I	1,000.00	1,000.00	1,024.80	1,022.07	2.76	2.75	0.55%
Praxis International Index Fund
Class A	1,000.00	1,000.00	1,138.30	1,018.50	6.73	6.36	1.27%
Class I	1,000.00	1,000.00	1,142.00	1,021.22	3.82	3.61	0.72%
Praxis Value Index Fund
Class A	1,000.00	1,000.00	1,054.60	1,020.18	4.74	4.66	0.93%
Class I	1,000.00	1,000.00	1,057.30	1,022.61	2.24	2.21	0.44%
Praxis Growth Index Fund
Class A	1,000.00	1,000.00	1,128.10	1,020.58	4.49	4.26	0.85%
Class I	1,000.00	1,000.00	1,130.50	1,022.61	2.32	2.21	0.44%
Praxis Small Cap Index Fund
Class A	1,000.00	1,000.00	1,015.50	1,019.29	5.55	5.56	1.11%
Class I	1,000.00	1,000.00	1,018.40	1,022.27	2.55	2.56	0.51%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,000.00	1,044.70	1,021.82	3.04	3.01	0.60%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,000.00	1,064.10	1,022.10	2.66	2.61	0.52%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,000.00	1,077.20	1,021.92	2.99	2.91	0.58%

*

Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year

**	Annualized

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For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting:

The Adviser and Sub-Adviser are responsible for exercising the voting rights associated with the securities purchased and held by the Funds and Portfolios. A description of the policies and procedures that the Adviser and Sub-Adviser use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available (i) without charge, upon request, by calling (800) 977-2947; and (ii) on the Securities and Exchange Commission’s (“Commission’s”) Web site at http://www.sec.gov.

Quarterly Portfolio Disclosure:

The Trust files a complete listing of the Schedules of Portfolio Investments for each Fund and Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s Web site, (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling (800) 977-2947. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Statement of Additional Information contains more information about the Funds and Portfolios and can be obtained free of charge by calling (800) 977-2947.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report you find a discussion of the market conditions and investment strategies that significantly affected the Fund’s or Portfolio’s performance during the year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds
c/o U.S. Bancorp Fund Services LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at http://www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Item 2.	Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Praxis Mutual Funds

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Chad Horning
Chad Horning, President

Date: September 5, 2017

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 5, 2017